                          As filed with the Securities
                  and Exchange Commission on January 18, 1996

                                               1933 Act Registration No. 2-25538
                                               1940 Act File No. 811-1428

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               / X  /

         Pre-Effective Amendment No.                                 /    /

         Post-Effective Amendment No. 40                            / X  /
                                    and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT

                     COMPANY ACT OF 1940                            / X  /

         Amendment No. 21                                          / X  /


                             THE CARDINAL FUND INC.
              -----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                155 East Broad Street, Columbus, Ohio     43215
            -----------------------------------------------------------
             (Address of Principal Executive Offices)       (Zip Code)

         Registrant's Telephone Number, including Area Code  614/464-5511
                                                             ------------

          Frank W. Siegel, 155 East Broad Street, Columbus, Ohio 43215
          ------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Charles H. Hire, Esq.
                               Baker & Hostetler
                              65 East State Street
                              Columbus, Ohio 43215

                 Approximate Date of Proposed Public Offering:
                        Immediately, upon effectiveness

It is proposed that this filing will become effective (check appropriate box)


         _____  immediately upon filing pursuant to paragraph (b)
         __X__  on January 19, 1996, pursuant to paragraph (b)
         _____  60 days after filing pursuant to paragraph (a)(1)
         _____  on (date) pursuant to paragraph (a)(1)
         _____  75 days after filing pursuant to paragraph (a)(2)
         _____  on (date) pursuant to paragraph (a)(2) of Rule 485.

         If appropriate, check the following box:

         _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CALCULATION OF FEE*
-------------------------------------------------------------------------------------
                                       Proposed     Proposed
                                       Maximum      Maximum
   Title of                            Offering     Aggregate          Amount of
   Securities         Amount Being     Price Per    Offering           Registration
 Being Registered      Registered       Unit**       Price***           Fee
-------------------------------------------------------------------------------------
Common Shares,
without par value,
of The Cardinal Fund
Inc.                   4,141,576        $13.11       $290,000           $100

* The Registrant has also registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940. On November 21, 1995, the Registrant filed its Rule 24f-2 Notice with respect to the fiscal year ended September 30, 1995.

**       Based on the offering price per share on January 15, 1996.

*** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. During the fiscal year ended September 30, 1995, the total amount of securities redeemed was $59,809,536; of the redeemed amount, $5,803,464 were used for reductions pursuant to Rule 24f-2(c) under said Act in the current fiscal year and $54,006,072 are being used for reduction in this Amendment under Rule 24e-2.

                             THE CARDINAL FUND INC.

                       Cross Reference Sheet Required By
                  Rule 481(a) under the Securities Act of 1933


         Part A of Form N-1A Item No.              Caption(s) in Prospectus
         ----------------------------              ------------------------
1.(a)(i) .............................     Cover Page
    (ii) .............................     Cover Page
   (iii) .............................     Cover Page
    (iv) .............................     Cover Page
     (v) .............................     Cover Page
    (vi) .............................     *
    (vii).............................     *
  (b) ................................     *
2.(a)(i) .............................     "Fee Table"
    (ii) .............................     *
  (b) ................................     "Prospectus Highlights"
  (c) ................................     "Prospectus Highlights"
3.(a) ................................     "Financial Highlights"
  (b) ................................     "Financial Highlights"
  (c) ................................     "Financial Highlights"
  (d) ................................     "Financial Highlights"
4.(a)(i)(A) ..........................     "What Is The Fund?"
     (i)(B) ..........................     "What Is The Fund?"
    (ii) .............................     "What Are The Investment Objective And Policies Of The Fund?"
    (ii)(A) ..........................     *
    (ii)(B)(1) .......................     "What Are The Investment Objective And Policies Of The Fund?"
    (ii)(B)(2) .......................     *
    (ii)(C) ..........................     *
    (ii)(D) ..........................     *
  (b)(i) .............................     *
    (ii) .............................     *
  (c) ................................     "What Are The Investment Objective and Policies Of The Fund?"
5.(a) ................................     "Who Manages My Investment In The Fund?"
  (b)(i) .............................     "Who Manages My Investment In The Fund?"
  (b)(ii) ............................     "Who Manages My Investment In The Fund?"





______________
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

         Part A of Form N-1A Item No.              Caption(s) in Prospectus
         ----------------------------              ------------------------
   (b)(iii) ...........................     "Who Manages My Investment In The Fund?"
   (c) ................................     "Who Manages My Investment In The Fund?"
   (d) ................................     "Who Manages My Investment In The Fund?"
   (e) ................................     "Who Manages My Investment In The Fund?"
   (f) ................................     "Financial Highlights"
   (g)(i)(A) ..........................     *
   (g)(i)(B) ..........................     *
   (g)(i)(C) ..........................     *
   (g)(ii) ............................     *
5A.(a) ................................     *
5A.(b) ................................     *
5A.(c) ................................     *
6. (a) ................................     "What Are My Rights As A Shareholder?"
   (b) ................................     *
   (c) ................................     *
   (d) ................................     *
   (e) ................................     "Who Provides Shareholder Reports?"
   (f) ................................     "What Distributions Will I Receive?"
   (g) ................................     "Does The Fund Pay Federal Income Tax?"; "What About My Taxes?"
7. (a) ................................     "How Do I Purchase Shares Of The Fund?  -- General"
   (b) ................................     "How Do I Purchase Shares Of The Fund? -- Public Offering Price";
                                            "How Is Net Asset Value Calculated?"
   (c) ................................     "May My Tax Sheltered Retirement Plan Invest In The Fund?"; "How May
                                            I Qualify For Quantity Discounts?"; "What Other Shareholder Programs
                                            Are Provided?"; "How May I Redeem My Shares?"; "Are There Any Special
                                            Purchase Programs For Certain Retirement Plans?"
   (d) .................................    "How Do I Purchase Shares Of The Fund? -- General"
   (e) .................................    *
   (f) .................................    *
8. (a) .................................    "How May I Redeem My Shares?"
   (b) .................................    "How May I Redeem My Shares?"
   (c) .................................    *
   (d) .................................    "How May I Redeem My Shares?"
9.  ....................................    *





______________
     *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

PROSPECTUS ___________________________________________________________________

                                   [ LOGO ]

                             THE CARDINAL FUND INC.

The Cardinal Fund Inc. (the "Fund") is a diversified, open-end, management investment company. The primary investment objective of the Fund is to achieve long-term growth of capital and income through selective participation in the long-term progress of American businesses and industries. The policy of the Fund is generally to invest in equity securities. Current income, while a factor in portfolio selection, is secondary to the Fund's primary objective. There can be no assurance that the Fund's objective will be achieved.


The Fund has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of December 1, 1995 (the "Plan"), with The Cardinal Group, an Ohio business trust (the "Group"). Pursuant to the Plan, The Cardinal Fund, a series of the Group (the "Acquiring Fund"), would acquire all of the assets of the Fund in exchange for the assumption of all of the Fund's liabilities and a number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the Fund's net assets (the "Reorganization"). The Fund would then be liquidated, and the shares of the Acquiring Fund would be distributed to Fund shareholders.

The Reorganization is subject to certain regulatory approvals and to approval by the shareholders of the Fund at a Special Shareholders Meeting currently expected to be held in March, 1996. If the shareholders approve the Reorganization, it is expected that the Reorganization would be effected on or about March 31, 1996; however, the Reorganization may be effected on such earlier or later date as the Group and the Fund may determine. There can be no assurance that the Reorganization will take place when or as currently proposed.

THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE SUCH SHARES FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

          For further information regarding the Fund or for assistance in opening an account or redeeming shares, please call (800) 282-9446 toll free.

                  Inquiries may also be made by mail addressed
                      to the Fund at its principal office:

                             155 East Broad Street
                              Columbus, Ohio 43215

--------------------------------------------------------------------------------

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing in the Fund. This Prospectus should be retained for future reference. A Statement Of Additional Information respecting the Fund dated January 19, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Such Statement is available upon request without charge from the Fund at the above address or by calling the phone number provided above.

     Investors should read and retain this Prospectus for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               THE OHIO COMPANY

                The date of this Prospectus is January 19, 1996

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY FEATURES
--------------------------------------------------------------------------------


PROFESSIONAL MANAGERS..........  The Fund's portfolio is fully managed by professional portfolio managers. (See page 13.)

DIVERSIFICATION................  The Fund's portfolio of securities represents an interest in many companies and industries and therefore provides a
                                 diversification of risk.

REDUCED SALES CHARGE...........  An investor will pay a reduced sales charge for large investments. (See page 8.)

LOW INITIAL INVESTMENT.........  An investor can acquire shares of a portfolio of common stocks with a smaller investment than would be needed to
                                 purchase a similar portfolio directly.

FLEXIBILITY....................  You may switch once each calendar quarter from one mutual fund to another within the Cardinal Group of Funds as
                                 your personal circumstances or market conditions dictate.
                                 (See pages 14 and 15.)

RETIREMENT PROGRAMS............  The Fund is a permissible investment for qualified retirement plans.

DIVIDEND REINVESTMENT..........  You may reinvest dividends, capital gains or both in additional shares of the Fund at no charge. (See pages 4
                                 and 10.)

ACH PROCESSING.................  Investors may use Automated Clearing House ("ACH")
                                 processing for subsequent purchases of shares,
                                 redemptions, and/or distributions paid. (See page 14.)

--------------------------------------------------------------------------------
PROSPECTUS HIGHLIGHTS
--------------------------------------------------------------------------------


SHARES OFFERED.................  The Fund has authorized 30,000,000 shares of common stock, without par value (the "Shares"), all of a single
                                 class. (See page 15.)

OFFERING PRICE & SALES
  CHARGE.......................  The public offering price is equal to net asset value per share plus a sales charge equal to 4.50% of the public
                                 offering price (4.71% of net amount invested) reduced on
                                 investments of $100,000 or more (see page 8) and waived
                                 if purchasers are Qualifying Plans for whom The Ohio
                                 Company serves as a trustee or investment adviser. (See
                                 page 10.)

MINIMUM PURCHASE...............  $1,000 minimum initial investment and $50 minimum subse-
                                 quent investments. (See pages 7 and 8.)

TYPE OF COMPANY................  Diversified, open-end, management investment company, commonly known as a mutual fund. Organized as an Ohio
                                 corporation on September 16, 1966. (See page 6.)

INVESTMENT OBJECTIVE...........  Long-term growth of capital and income through selective participation in the long-term progress of American
                                 business and industry. (See page 6.)

INVESTMENT POLICIES............  The Fund generally invests in equity securities. Current income, while a factor in portfolio selection, is
                                 secondary to the primary objective. (See pages 6 and 7.)

RISK FACTORS AND SPECIAL
  CONSIDERATIONS...............  An investment in a mutual fund such as the Fund involves a certain amount of risk, including market risk, and may
                                 not be suitable for all investors. Some investment
                                 policies of the Fund may entail certain risks, including
                                 the use of repurchase agreements. (See "WHAT ARE THE
                                 INVESTMENT OBJECTIVE AND POLICIES OF THE FUND?" on pages
                                 6 and 7.)

INVESTMENT ADVISER.............  The Fund has entered into an Investment Advisory Agree-
                                 ment with The Ohio Company. Cardinal Management Corp., a
                                 wholly-owned subsidiary of The Ohio Company, acts as the
                                 Fund's transfer agent, and acts as investment adviser to
                                 and transfer agent for Cardinal Government Securities
                                 Trust, Cardinal Tax Exempt Money Trust, Cardinal
                                 Government Obligations Fund, Cardinal Balanced Fund and
                                 Cardinal Aggressive Growth Fund. (See page 13.)

MANAGEMENT FEE.................  The annual rate is .5% of the average daily net assets of the Fund. (See page 14.)

DISTRIBUTIONS..................  Dividends and distributions are made with such frequency as the Fund shall determine. (See page 10.)

REDEMPTION.....................  At net asset value per share without charge, except that broker-dealers may charge a service fee for assisting in
                                 a redemption. (See page 11.)

TRANSFER AGENT.................  Cardinal Management Corp. (See page 14.)

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------


     SHAREHOLDER TRANSACTION EXPENSES
               Maximum Sales Load Imposed on Purchases
                 (as a percentage of offering price)..........................       4.50%
               Maximum Sales Load Imposed on Reinvested Dividends
                 (as a percentage of offering price)..........................          0%
               Deferred Sales Load
                 (as a percentage of original purchase price or redemption
                proceeds, as applicable)......................................          0%
               Redemption Fees
                 (as a percentage of amount redeemed, if applicable)..........          0%
               Exchange Fee...................................................      $   0
     ANNUAL FUND OPERATING EXPENSES
       (as a percentage of average net assets)
               Management Fees................................................        .50%
               12b-1 Fees.....................................................        .00
               Other Expenses.................................................        .20
                                                                                  -------
               Total Fund Operating Expenses..................................        .70%
                                                                                  =======



                EXAMPLE                       1 YEAR        3 YEARS        5 YEARS        10 YEARS
----------------------------------------    ----------     ----------     ----------     ----------
You would pay the following expenses on
  a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the
end of each time period:................       $ 52           $ 66           $ 82           $128


The purpose of the above table is to assist a potential purchaser of the Fund's Shares in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "WHO MANAGES MY INVESTMENT IN THE FUND?" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Fund. The example and expenses above reflect current fees. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights with respect to each of the ten fiscal years ended September 30, 1995, have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon, together with certain financial statements, are contained in the Fund's Statement Of Additional Information and which may be obtained by shareholders and prospective investors.

FINANCIAL HIGHLIGHTS FOR EACH SHARE OF CAPITAL STOCK

OUTSTANDING THROUGHOUT EACH PERIOD*:

                                                                             YEARS ENDED SEPTEMBER 30,
                                                         -----------------------------------------------------------------
                                                           1995          1994          1993          1992          1991
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, Beginning of period...................  $   12.73     $   12.91     $   12.95     $   11.88     $    9.28
Income from investment operations:
  Net investment income................................        .36           .31           .32           .35           .35
  Net gains or losses on securities (both realized and
    unrealized)........................................       1.32           .12           .55          1.37          2.70
                                                         ---------     ---------     ---------     ---------     ---------
  Total from investment operations.....................       1.68           .43           .87          1.72          3.05
                                                         ---------     ---------     ---------     ---------     ---------
Less Distributions:
  Dividends (from net investment income)...............       (.35)         (.33)         (.29)         (.36)         (.38)
  Distributions (from capital gains)...................       (.83)         (.28)         (.62)         (.29)         (.07)
  Returns of capital...................................         --            --            --            --            --
                                                         ---------     ---------     ---------     ---------     ---------
  Total Distributions..................................      (1.18)         (.61)         (.91)         (.65)         (.45)
Net asset value, End of period.........................  $   13.23     $   12.73     $   12.91     $   12.95     $   11.88
                                                         =========     =========     =========     =========     =========
Total Return**.........................................      14.84%         3.38%         6.98%        15.05%        33.54%
Ratios/Supplemental Data:
Net assets, End of period (000) omitted................  $ 226,181     $ 246,581     $ 282,125     $ 261,392     $ 221,428
Ratio of expenses to average net assets................       0.70%         0.72%         0.68%         0.67%         0.67%
Ratio of net investment income to average net assets...       2.89%         2.40%         2.46%         2.83%         3.15%
Portfolio Turnover Rate................................      19.78%        23.20%        11.11%         6.22%        33.27%

                                                                          YEARS ENDED SEPTEMBER 30,
                                                      -----------------------------------------------------------------
                                                        1990          1989          1988          1987          1986
                                                      ---------     ---------     ---------     ---------     ---------
Net asset value, Beginning of period................  $   11.75     $   10.38     $   11.73     $   10.35     $    8.55
Income from investment operations:
  Net investment income.............................        .42           .41           .37           .33           .22
  Net gains or losses on securities (both realized
    and unrealized).................................      (1.87)         1.73          (.82)         2.05          2.37
                                                      ---------     ---------     ---------     ---------     ---------
  Total from investment operations..................      (1.45)         2.14          (.45)         2.38          2.59
                                                      ---------     ---------     ---------     ---------     ---------
Less Distributions:
  Dividends (from net investment income)............       (.53)         (.39)         (.47)         (.28)         (.23)
  Distributions (from capital gains)................       (.49)         (.38)         (.43)         (.72)         (.56)
  Returns of capital................................         --            --            --            --            --
                                                      ---------     ---------     ---------     ---------     ---------
  Total Distributions...............................      (1.02)         (.77)         (.90)        (1.00)         (.79)
Net asset value, End of period......................  $    9.28     $   11.75     $   10.38     $   11.73     $   10.35
                                                      =========     =========     =========     =========     =========
Total Return**......................................     (13.42)%       22.04%        (3.46)%       25.00%        32.56%
Ratios/Supplemental Data:
Net assets, End of period (000) omitted.............  $ 168,184     $ 174,156     $ 130,978     $ 136,619     $  84,972
Ratio of expenses to average net assets.............       0.74%         0.70%         0.73%         0.75%         0.89%
Ratio of net investment income to average net
  assets............................................       3.98%         3.93%         3.77%         3.32%         3.12%
Portfolio Turnover Rate.............................      27.10%        23.20%         12.3%         13.2%         10.3%

* The Information included in the Financial Highlights has been restated to reflect a three-for-two stock split made on January 11, 1990.

**The total return figure does not reflect the imposition of the maximum front-end sales load.

See notes to financial statements appearing in the Fund's Statement Of Additional Information.

Pursuant to a Revolving Credit Agreement between the Fund and The Fifth Third Bank dated April 10, 1992 (the "Loan Agreement"), the Fund may borrow money from The Fifth Third Bank for temporary purposes, such as to accommodate abnormally heavy redemption requests, and only in an amount not exceeding the lesser of 10% of the Fund's gross assets taken at cost or 5% of the Fund's gross assets taken at value. The table below sets forth certain information concerning the Loan Agreement.

                                               AVERAGE            AVERAGE NUMBER           AVERAGE
                      AMOUNT OF DEBT       AMOUNT OF DEBT        OF FUND'S SHARES         AMOUNT OF
   YEAR ENDED         OUTSTANDING AT         OUTSTANDING           OUTSTANDING         DEBT PER SHARE
 SEPTEMBER 30,        END OF PERIOD       DURING THE PERIOD     DURING THE PERIOD     DURING THE PERIOD
----------------    ------------------    -----------------     ------------------    -----------------
      1995                  $0                 $     0              19,004,227           $         0
      1994                  $0                 $ 4,565              20,614,531           $ 0.0002214
      1993                  $0                 $ 1,018              21,018,555           $ 0.0000484

From time to time the Fund advertises "average annual total return" and "cumulative return." SUCH TOTAL RETURN FIGURES AND CUMULATIVE RETURN FIGURES ARE BASED UPON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The average annual total return advertised by the Fund refers to the return generated by an investment in the Fund over one-, five-and ten-year periods and from September 30, 1975 (which periods will be stated in the advertisement). The average annual total return over a period equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions earned by an investment in the Fund are immediately reinvested and the maximum applicable sales charge is deducted from the initial investment at the time of investment. The cumulative return advertised refers to the total return on a hypothetical investment over the relevant period and equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions are immediately reinvested and the maximum sales charge is deducted from the initial investment at the time of investment. If the sales charge were not deducted, the average annual total return and cumulative return advertised would be higher.

Investors may also judge the performance of the Fund by comparing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., and Standard & Poor's Corporation, and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and CDA Investment Technologies, Inc. Comparisons may also be made to the Consumer Price Index and to other indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, U.S.A. Today and Consumer Reports. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above and comparisons to such indices or data may be included in advertisements and in reports to shareholders.

Further information about the performance of the Fund is contained in the Fund's Annual Report to Shareholders which may be obtained without charge by contacting the Fund at the telephone numbers set forth on the cover page of this Prospectus.

--------------------------------------------------------------------------------
WHAT IS THE FUND?
--------------------------------------------------------------------------------

The Fund was organized on September 16, 1966, as an Ohio corporation and is registered and operates as a diversified, open-end management investment company as defined in the Investment Company Act of 1940 and commonly known as a mutual fund.

--------------------------------------------------------------------------------
WHAT ARE THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND?
--------------------------------------------------------------------------------

The investment objective of the Fund is to achieve long-term growth of capital and income through selective participation in the long-term progress of American business and industries. The investment objective with respect to the Fund is a fundamental policy and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of the Fund. The policy of the Fund is generally to invest in equity securities of companies which, in the opinion of The Ohio Company, are growth oriented. The securities purchased by the Fund are traded in either established over-the-counter markets or on national exchanges and are issued by companies having a market capitalization of at least $10 million. Current income, while a factor in portfolio selection, is secondary to the primary objective. This policy of normally investing in equity securities believed to have a potential for long-term capital appreciation means that the assets of the Fund will generally be subject to greater risk than may be involved in securities which do not have such growth characteristics. It is recognized, however, that there may be times when, as a temporary, defensive measure, the Fund's equity position should be reduced. At such times, and otherwise for cash management purposes, the Fund may hold its assets in cash or invest its assets in investment grade debt securities, U.S. Government securities, repurchase agreements and preferred stock.

A repurchase agreement is an agreement under which an investor (such as the Fund) purchases a security from a financial institution such as a well-established securities dealer or a bank which is a member of the Federal Reserve System which the Fund's investment adviser deems creditworthy under guidelines approved by the Fund's Board of Directors. At the time of purchase, the bank or securities dealer agrees to repurchase the underlying security at a specified time and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. Securities subject to repurchase agreements will be U.S. Government securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements are considered to be loans by the Fund. The Fund will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Fund's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. The Ohio Company will be responsible for continuously monitoring such requirements. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

The Fund may also invest up to 10% of the value of its total assets in the securities of other investment companies subject to the limitations set forth in the 1940 Act. The Fund intends to invest in the securities of other investment companies which, in the opinion of The Ohio Company, will assist the Fund in achieving its objectives and in money market mutual funds for purposes of short-term cash management. The Fund's investment in such other investment companies may result in the duplication of fees and expenses, particularly investment advisory fees. For a further discussion of the limitations on the Fund's investments in other investment companies, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments -- Securities of Other Investment Companies" in the Statement of Additional Information.

The Fund is not intended to provide a complete and balanced investment program for an investor. There is no guarantee that the investment objective of the Fund will be realized.

--------------------------------------------------------------------------------
HOW DO I PURCHASE SHARES OF THE FUND?
--------------------------------------------------------------------------------

GENERAL

The Fund's Shares may be purchased at the public offering price through The Ohio Company, principal underwriter of the Fund's Shares, at its address and telephone number set forth on the cover page of this Prospectus, and through other broker-dealers who are members of the National Association of Securities Dealers, Inc. and have sales agreements with The Ohio Company.

Subsequent purchases of Shares of the Fund may be made by ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

The minimum initial investment for individuals is $1,000, except the initial investment for an applicant investing by means of the Automatic Investment Plan (see "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED?") must be at least $50. Subsequent investments must be in amounts of at least $50.

Due to the high cost of maintaining accounts, the Fund reserves the right to redeem involuntarily Shares in any account at the then current net asset value if at any time redemptions have reduced a shareholder's total investment to a net asset value below $500. A shareholder will be notified in writing that the value of the account is less than $500 and allowed 30 days to increase the account to $500 before the redemption is processed. Proceeds of redemptions so processed, including dividends declared to the date of redemption, will be promptly paid to the shareholder. Shares of the Fund may be redeemed through a securities dealer, investment adviser, agent or other fiduciary which may charge a fee for its services in connection with the redemption. No redemption charge is imposed by the Fund or by The Ohio Company, the Fund's principal distributor.

PUBLIC OFFERING PRICE

The public offering price of Shares of the Fund is the net asset value per share next determined after receipt by The Ohio Company of an order and payment, plus a sales charge as follows:

                                                          SALES CHARGE          AS A PERCENTAGE
                                                              AS A             OF OFFERING PRICE
                                                           PERCENTAGE       ------------------------
                        AMOUNT OF                          OF THE NET         SALES        DEALER'S
                   SINGLE TRANSACTION                    AMOUNT INVESTED      CHARGE      CONCESSION
   ---------------------------------------------------   ---------------    ----------    ----------
   Less than $100,000.................................         4.71%           4.50%         4.00%
   $100,000 but less than $250,000....................         3.63            3.50          3.00
   $250,000 but less than $500,000....................         2.56            2.50          2.00
   $500,000 but less than $1,000,000..................         1.52            1.50          1.00
   $1,000,000 or more.................................         0.50            0.50          0.40

(See "HOW IS NET ASSET VALUE CALCULATED?" for a description of the computation of net asset value per share.)

The above charges on investments of $100,000 or more are applicable to purchases made at one time by an individual, or an individual, his or her spouse and their children not of legal age, or a trustee, guardian or other like fiduciary of certain single trust estates or certain single fiduciary accounts.

No sales charge is imposed on purchases of Shares by officers, directors, and employees of the Fund, or by full-time employees of The Ohio Company, who have been such for at least 90 days or by qualified retirement plans for such persons.

From time to time, The Ohio Company, from its own resources, may also provide additional compensation to securities dealers in connection with sales of Shares of the Fund. Such compensation will include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding the Fund and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of Shares of the Fund. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the

National Association of Securities Dealers, Inc. In addition, The Ohio Company may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of shareholder accounts. None of the aforementioned additional compensation is paid for by the Fund or its shareholders.

AUTOMATIC INVESTMENT PLAN

The Fund has made arrangements to enable you to make automatic monthly or quarterly investments, in the minimum amount of $50 per transaction, from your checking account. Assuming the cooperation of your financial institution, your checking account therein will be debited to purchase Shares of the Fund on the periodic basis you select. Confirmation of your purchase of Fund Shares will be provided by the Fund. The debit of your checking account will be reflected in the checking account statement you receive from your financial institution. Please contact The Ohio Company for the appropriate form.

--------------------------------------------------------------------------------
MAY MY TAX SHELTERED RETIREMENT PLAN INVEST IN THE FUND?
--------------------------------------------------------------------------------

Shares of the Fund qualify for purchase in connection with the following tax sheltered retirement plans:

     -- Individual retirement account ("IRAs") plans

     -- Simplified Employee Pension Plans

     -- 403(b)(7) Custodial Plans sponsored by certain tax-exempt employers

     -- Pension, profit-sharing and 401(k) plans qualifying under Section 401(a) of the Internal Revenue Code

--------------------------------------------------------------------------------
HOW MAY I QUALIFY FOR QUANTITY DISCOUNTS?
--------------------------------------------------------------------------------

LETTER OF INTENTION

If you (including your spouse and children not of legal age) intend to purchase $100,000 or more of Shares of the Fund and of any other fund of the Cardinal family of funds which is sold with a sales charge (collectively, the "Cardinal Load Funds") during any 13-month period, you may sign a letter of intention to that effect obtained from The Ohio Company and pay the reduced sales charge applicable to the total amount of shares to be so purchased. The 13-month period during which the Letter of Intention is in effect will begin on the date of the earliest purchase to be included. In addition, trustees, guardians or other like fiduciaries of single trust estates or certain single fiduciary accounts may take advantage of the quantity discounts pursuant to a letter of intention.

A letter of intention is not a binding obligation upon you to purchase the full amount indicated. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the highest sales charge applicable to the shares actually purchased. If the full amount indicated is not purchased, such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional shares of the applicable Cardinal Load Fund, are not subject to escrow. The escrowed shares will not be available for disposal by you until all purchases pursuant to the letter of intention have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that you purchase more than the dollar amount indicated on the Letter of Intention and qualify for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be, as you instruct, either delivered to you in cash or used to purchase additional shares of the Cardinal Load Fund designated by you subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. This program, however, may be modified or eliminated at any time or from time to time by the Fund without notice.

CONCURRENT PURCHASES

For purposes of qualifying for a lower sales charge, you have the privilege of combining "concurrent purchases" of Shares of the Fund and of one or more of the other Cardinal Load Funds. For example, if you concurrently purchase Shares of the Fund at the total public offering price of $50,000 and shares of another Cardinal Load Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the table above. "Concurrent purchases," as described above, shall include the combined purchases of you, your spouse and your children not of legal age. To receive the applicable public offering price pursuant to this privilege, you must, at the time of purchase, give The Ohio Company sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Fund without notice thereof.

RIGHTS OF ACCUMULATION

After your initial purchase of Shares you may also be eligible to pay a reduced sales charge for your subsequent purchases of Shares where the total public offering price of Shares then being purchased plus the then aggregate current net asset value of Shares of the Fund and of shares of any Cardinal Load Fund held in your account equals $100,000 or more. You would be able to purchase Shares at the public offering price applicable to the total of (a) the total public offering price of the Shares of the Fund then being purchased plus (b) the then current net asset value of Shares of the Fund and of shares of any other Cardinal Load Fund held in your account. For purposes of determining the aggregate current net asset value of shares held in your account, you may include shares then owned by your spouse and children not of legal age.

You may obtain additional information about the foregoing special purchase method from The Ohio Company. You are responsible for notifying The Ohio Company at the time of purchase when purchases may be accumulated to take advantage of the reduced sales charge. This program, however, may be modified or eliminated at any time or from time to time by the Fund without notice thereof.

--------------------------------------------------------------------------------
ARE THERE ANY SPECIAL PURCHASE PROGRAMS FOR CERTAIN RETIREMENT PLANS?
--------------------------------------------------------------------------------

No sales charge is imposed on purchases of Shares of the Fund by trusts qualifying under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and by deferred compensation plans of state and local governments and tax exempt organizations qualifying under section 457 or 403(b) of the Code (collectively "Qualifying Plans"), so long as The Ohio Company serves as either a trustee or an investment adviser for the applicable Qualifying Plans.

--------------------------------------------------------------------------------
WHAT DISTRIBUTIONS WILL I RECEIVE?
--------------------------------------------------------------------------------

Dividends and distributions shall be made with such frequency (long term capital gains normally will be distributed only once annually) and in such amounts as the Fund from time to time shall determine and from net income and net realized capital gains of the Fund. It is the policy of the Fund to distribute, at least annually, substantially all of its net investment income and to distribute annually any net realized capital gains. Unless a shareholder specifically requests otherwise, dividends and distributions will be made only in additional Shares of the Fund and not in cash.

Shareholders may elect to receive cash distributions by using ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? - ACH Processing" below.

--------------------------------------------------------------------------------
HOW MAY I REDEEM MY SHARES?
--------------------------------------------------------------------------------

Investors may redeem Shares of the Fund at the net asset value per share next determined following the receipt by the Fund's transfer agent, Cardinal Management Corp., 215 East Capital Street, Columbus, Ohio 43215, of the following: (a) written or telephonic notice to redeem, as described more fully below, and (b) for Shares represented by certificates, either the share certificates, properly endorsed, or properly executed stock powers. See "HOW IS NET ASSET VALUE CALCULATED?", below, for a description of when net asset value is determined.

As requested, The Ohio Company, on behalf of a shareholder, will forward the foregoing notice to redeem and any share certificates or stock powers to Cardinal Management Corp. without charge. Other broker-dealers may assist a shareholder in redeeming his shares and may charge a fee for such services.

REDEMPTION BY MAIL

Shareholders may elect to redeem Shares of the Fund by submitting a written request therefor to Cardinal Management Corp., the Fund's Transfer Agent at 215 East Capital Street, Columbus, Ohio 43215. Cardinal Management Corp. will request a signature guarantee by an eligible guarantor institution as described below. However, a signature guarantee will not be required if (1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record, provided, however, that the address of record has not been changed within the preceding 15 days. For purposes of this policy, an "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. Cardinal Management Corp. reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine or (2) it has reason to believe that the transaction would otherwise be improper.

REDEMPTION BY TELEPHONE

Shareholders may elect to redeem Shares of the Fund by calling the Fund at the telephone number set forth on the front of this Prospectus. The Shareholder may direct that the redemption proceeds be mailed to the address of record or another address.

Neither the Fund nor its service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurances that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, and verification of account name and account number or tax identification number. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also redeem their Shares by mail as described above.

AUTOMATIC WITHDRAWAL

Shareholders may elect to have the proceeds from redemptions of Shares transmitted to an authorized bank account at a Federal Reserve member bank through ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? - ACH Processing" below.

The Fund will make payment for redeemed Shares as promptly as practicable but in no event more than seven days after receipt by Cardinal Management Corp. of the foregoing notice and any share certificates and powers. The Fund reserves the right to delay payment for the redemption of Shares where such Shares were purchased with other than immediately available funds, but only until the purchase payment has cleared (which may take fifteen or more days from the date the purchase payment is received by the Fund). The purchase of Fund Shares by wire transfer of federal funds would avoid any such delay.

The Fund may suspend the right of redemption or may delay payment during any period the determination of net asset value is suspended. See "HOW IS NET ASSET VALUE CALCULATED?".

SYSTEMATIC WITHDRAWAL PLAN

If you are the owner of Shares of the Fund having a total value of $10,000 or more at the current offering price, you may elect to redeem your Shares monthly or quarterly in amounts of $50 or more, pursuant to the Fund's Systematic Withdrawal Plan. Please contact The Ohio Company for the necessary form.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

The net asset value of the Fund is determined once daily as of 4:00 P.M., Columbus, Ohio time, on each business day the New York Stock Exchange is open for business and on any other day (other than a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares of the Fund is received) where there is sufficient trading in the Fund's portfolio securities that the net asset value might be materially affected by changes in the value of the portfolio securities. The net asset value per share of the Fund is computed by dividing the sum of the value of the Fund's portfolio securities plus any cash and other assets (including interest and dividends accrued but not received) minus all liabilities (including estimated accrued expenses) by the total number of Shares then outstanding.

Portfolio securities which are traded on United States stock exchanges are valued at the last sale price on such an exchange as of the time of valuation on the day the securities are being valued. Securities traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as one or the other may be quoted by the National Association of Securities Dealers Automated Quotations System ("NASDAQ") as of the time of valuation on the day the securities are being valued. The Fund uses one or more pricing services to provide such market prices. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Determination of the net asset value may be suspended at times when (a) trading on the New York Stock Exchange is restricted or such Exchange is closed for other than customary weekend and holiday closings, (b) an emergency as determined by the Securities and Exchange Commission exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable, or (c) the Securities and Exchange Commission has by order permitted such suspension.

--------------------------------------------------------------------------------
DOES THE FUND PAY FEDERAL INCOME TAX?
--------------------------------------------------------------------------------

The Fund intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of the Fund's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. The Fund contemplates declaring as dividends 100% of the Fund's investment company taxable income (before deduction of dividends paid).

A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a nondeductible excise tax equal to 4% of the deficiency.

--------------------------------------------------------------------------------
WHAT ABOUT MY TAXES?
--------------------------------------------------------------------------------

It is expected that the Fund will distribute annually to shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash. The dividends-received deduction for corporations will apply to the aggregate of such ordinary income distributions in the same proportion as the aggregate dividends eligible for the dividends received deduction, if any, received by the Fund bear to its gross income.

Distribution by the Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.

If the net asset value of a Share is reduced below the shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities, the distribution is a return of invested principal, although taxable as described above.

Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders. Potential investors in the Fund are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

Cardinal Management Corp. will inform shareholders at least annually of the amount and nature of such income and capital gains.

--------------------------------------------------------------------------------
WHO MANAGES MY INVESTMENT IN THE FUND?
--------------------------------------------------------------------------------

Except where shareholder action is required by law, all of the authority of the Fund is exercised under the direction of the Fund's Board of Directors, which is empowered to elect officers and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in the operation of the Fund.

INVESTMENT ADVISER

The Fund has entered into an Investment Advisory Agreement with The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, an investment banking firm organized in 1925. The Ohio Company is a member of the New York and Chicago Stock Exchanges, other regional stock exchanges and the National Association of Securities Dealers, Inc. Through its wholly-owned subsidiary, Cardinal Management Corp., The Ohio Company also acts as investment adviser to Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust, Cardinal Government Obligations Fund, Cardinal Balanced Fund and Cardinal Aggressive Growth Fund. Descendants of H.P. and R.F. Wolfe, deceased, and members of their families, through their possession of a majority of a voting stock, may be considered controlling persons of The Ohio Company.

In its capacity as investment adviser, and subject to the ultimate authority of the Fund's Board of Directors, The Ohio Company is responsible for the overall management of the Fund's business affairs. Since

December 22, 1995, John Bevilacqua has been primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Bevilacqua has been a Vice President and Portfolio Manager for The Ohio Company since October, 1994. Prior thereto, and since February, 1984, Mr. Bevilacqua served as Second Vice-President -- Investments for Midland Mutual Life Insurance Company, Columbus, Ohio.

For the Fund's fiscal year ended September 30, 1995, The Ohio Company received compensation for its services provided under the Investment Advisory Agreement of .5% of average net daily assets of the Fund during such year. The Ohio Company may, however, periodically waive all or a portion of its advisory fee with respect to the Fund to increase the net income available for distribution as dividends. The waiver of such fee will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

TRANSFER AGENT

The Fund has entered into an Administration Agreement with Cardinal Management Corp., 215 East Capital Street, Columbus, Ohio 43215, pursuant to which Cardinal Management Corp. has agreed to act as the Fund's transfer agent and dividend disbursing agent. In consideration of such services, the Fund has agreed to pay Cardinal Management Corp. an annual fee, paid monthly, equal to $18 per shareholder account plus out-of-pocket expenses.

DISTRIBUTOR

The Fund has entered into a Distributor's Contract with The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, pursuant to which Shares of the Fund continuously will be offered on a best efforts basis by The Ohio Company and dealers selected by The Ohio Company. H. Keith Allen is an officer and director of both the Fund and The Ohio Company. Frank W. Siegel is an officer and director of the Fund and an officer of The Ohio Company. James M. Schrack II is an officer of both the Fund and The Ohio Company.

CUSTODIAN

The Fund has appointed The Fifth Third Bank ("Fifth Third") 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the Fund's custodian. In such capacity, Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by the Fund.

--------------------------------------------------------------------------------
WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED?
--------------------------------------------------------------------------------

ACH PROCESSING

The Fund now offers ACH privileges. Investors may use ACH processing to make subsequent purchases, redeem Shares and/or electronically transfer distributions paid on Fund Shares, in addition to the other methods described in this Prospectus. ACH provides a method by which funds may be automatically transferred to or from an authorized bank account at a Federal Reserve member bank that is an ACH member. Please contact your representative if you are interested in ACH processing.

EXCHANGE PRIVILEGE

Shareholders of the Fund may, provided the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized, exchange Shares of the Fund for shares of:

     Cardinal Aggressive Growth Fund,
     an equity fund seeking appreciation
     of capital (upon the payment of the
     applicable sales charge);

     Cardinal Balanced Fund,
     a fund seeking current income
     and long-term growth of both capital and income (upon the payment of the applicable sales charge);

     Cardinal Government Obligations Fund,
     a fund investing in securities issued
     or guaranteed by the U.S. Government
     or its agencies or instrumentalities
     (upon the payment of the appropriate sales charge);

     Cardinal Government Securities Trust,
     a U.S. Government securities money market fund
     (without payment of any sales charge); or

     Cardinal Tax Exempt Money Trust,
     a tax-free money market fund
     (without payment of any sales charge).

Notwithstanding the foregoing and subject to the limitations contained in the following paragraph, (i) exchanges by Qualifying Plans, for whom The Ohio Company serves as either a trustee or an investment adviser, of Fund Shares for shares of a Cardinal Load Fund may be completed without the payment of a sales charge, and (ii) exchanges of Fund Shares by all other shareholders for shares of a Cardinal Load Fund may be completed upon the payment of a sales charge equal to the difference, if any, between the sales charge payable upon purchase of shares of such Cardinal Load Fund and the sales charge previously paid on the Fund Shares to be exchanged.

The foregoing exchange privilege may be exercised only once in each calendar quarter and must be made by written or telephonic authorization. A shareholder should notify The Ohio Company of his desire to make an exchange, and The Ohio Company will furnish, as necessary, a prospectus and an application form to open the account. Cardinal Management Corp., as transfer agent, will require that any written authorization of an exchange include a signature guarantee as described above under "HOW MAY I REDEEM MY SHARES? -- Redemption by mail." However, a signature guarantee will not be required if the exchange is requested to be made within the same account or into an existing account of the shareholder held in the same name or names and in the same capacity as the account from which the exchange is to be made. Shareholders may also authorize an exchange of shares of the Fund by telephone. Neither the Fund nor any of its service providers will be liable for any loss, damages, expense or cost arising out of any telephone exchange authorization to the extent and subject to the requirements set forth under "HOW MAY I REDEEM MY SHARES? -- Redemption by telephone" above.

For tax purposes, an exchange is treated as a redemption and a new purchase. However, a shareholder may not include any sales charge on Shares of the Fund for purposes of calculating the gain or loss realized upon an exchange of those securities within 90 days of their purchase.

The Fund may at any time modify or terminate the foregoing exchange privilege. The Fund, however, will give shareholders of the Fund 60 days' advance written notice of any such modification or termination.

--------------------------------------------------------------------------------
WHAT ARE MY RIGHTS AS A SHAREHOLDER?
--------------------------------------------------------------------------------

The Fund has authorized 30,000,000 shares of Common Stock, without par value, and all of a single class. Holders of Shares are entitled to one vote or fraction thereof for each Share or fraction held. As provided by Ohio law, a shareholder is entitled at any election of directors to cumulate his votes, which means that a shareholder may give one director a total number of votes equal to the number of Shares owned times the number of directors to be elected, or distribute his votes on the same principle among two or more directors. All Shares, when issued, are fully paid and nonassessable and have no preemptive rights. Each outstanding Share or fraction thereof is entitled to participate on a pro rata basis in dividends, distributions and net assets upon liquidation. The Fund's Shares carry redemption rights as described under the caption "HOW MAY I REDEEM MY SHARES?".

Unless a shareholder expressly requests otherwise, dividends and capital gain distributions will be reinvested in Shares of the Fund and not paid in cash.

--------------------------------------------------------------------------------
WHO PROVIDES SHAREHOLDER REPORTS?
--------------------------------------------------------------------------------

The Fund will provide shareholders monthly a summary statement describing any purchases and sales of Shares of the Fund and dividend and capital gain distributions.

Holders of Shares should direct all inquiries concerning such matters to Cardinal Management Corp., 155 East Broad Street, Columbus, Ohio 43215.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     Investment Adviser and Distributor
                                          The Ohio Company
                                          155 East Broad Street
                                          Columbus, Ohio 43215

                                     Transfer Agent and Dividend Paying Agent
                                          Cardinal Management Corp.
                                          215 East Capital Street
                                          Columbus, Ohio 43215

                                     Custodian
                                          The Fifth Third Bank
                                          38 Fountain Square Plaza
                                          Cincinnati, Ohio 45263

                                     Legal Counsel
                                          Baker & Hostetler
                                          65 East State Street
                                          Columbus, Ohio 43215

                                     Independent Auditors
                                          KPMG Peat Marwick LLP
                                          Two Nationwide Plaza
                                          Columbus, Ohio 43215

====================================================

                 TABLE OF CONTENTS

                                             PAGE
                                            ------
KEY FEATURES................................     2
PROSPECTUS HIGHLIGHTS.......................     3
FEE TABLE...................................     4
FINANCIAL HIGHLIGHTS........................     5
WHAT IS THE FUND?...........................     6
WHAT ARE THE INVESTMENT OBJECTIVE
  AND POLICIES OF THE FUND?.................     6
HOW DO I PURCHASE SHARES OF THE FUND?.......     7
MAY MY TAX SHELTERED RETIREMENT PLAN INVEST
  IN THE FUND?..............................     9
HOW MAY I QUALIFY FOR QUANTITY DISCOUNTS?...     9
ARE THERE ANY SPECIAL PURCHASE PROGRAMS FOR
  CERTAIN RETIREMENT PLANS?.................    10
WHAT DISTRIBUTIONS WILL I RECEIVE?..........    10
HOW MAY I REDEEM MY SHARES?.................    11
HOW IS NET ASSET VALUE CALCULATED?..........    12
DOES THE FUND PAY FEDERAL INCOME TAX?.......    12
WHAT ABOUT MY TAXES?........................    13
WHO MANAGES MY INVESTMENT IN THE FUND?......    13
WHAT OTHER SHAREHOLDER PROGRAMS ARE
  PROVIDED?.................................    14
WHAT ARE MY RIGHTS AS A
  SHAREHOLDER?..............................    15
WHO PROVIDES SHAREHOLDER REPORTS?...........    16

             ________________________


NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN
AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN
THIS PROSPECTUS, IN CONNECTION WITH THE OFFER
CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR
MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS
MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED
BY THE FUND, THE ADVISER, OR THE DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE
FUND OR BY THE DISTRIBUTOR TO SELL OR A
SOLICITATION OF AN OFFER TO BUY ANY OF THE
SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO
ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO
MAKE SUCH AN OFFER IN SUCH JURISDICTION.

====================================================



====================================================


                ----------------------
                      PROSPECTUS
                ----------------------

                   January 19, 1996


                   THE OHIO COMPANY


                         THE
                       CARDINAL
                      FUND INC.


                       [ LOGO ]

               C A R D I N A L F U N D S

====================================================

STATEMENT OF ADDITIONAL INFORMATION


                             THE CARDINAL FUND INC.

         The Cardinal Fund Inc. (the "Fund") is a diversified, open-end management investment company. The primary investment objective of the Fund is to achieve long-term growth of capital and income through selective participation in the long-term progress of American businesses and industries. The policy of the Fund is generally to invest in equity securities. Current income, while a factor in portfolio selection, is secondary to the Fund's primary objective.


            _______________________________________________________

          For further information regarding the Fund or for assistance in opening an account or redeeming shares, please call
                           (800) 282-9446 toll free.

                  Inquiries may also be made by mail addressed
                      to the Fund at its principal office:

                             155 East Broad Street
                              Columbus, Ohio 43215

             _____________________________________________________


         This Statement Of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated January 19, 1996, which has been filed with the Securities and Exchange Commission. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. The Prospectus is available upon request without charge from the Fund at the above address or by calling the phone number provided above.


                                JANUARY 19, 1996

                               TABLE OF CONTENTS


                                                                           Page
                                                                           ----
THE CARDINAL FUND INC.  . . . . . . . . . . . . . . . . . . . . . . . .    B-1

INVESTMENT OBJECTIVE AND POLICIES . . . . . . . . . . . . . . . . . . .    B-1

         Additional Information on Portfolio Instruments  . . . . . . .    B-1
         Investment Restrictions  . . . . . . . . . . . . . . . . . . .    B-2
         Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . .    B-5

MANAGEMENT OF THE FUND  . . . . . . . . . . . . . . . . . . . . . . . .    B-5

         Compensation Table . . . . . . . . . . . . . . . . . . . . . .    B-8

PRINCIPAL SHAREHOLDERS OF THE FUND  . . . . . . . . . . . . . . . . . .    B-9

THE ADVISER . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    B-9

PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . . .   B-10

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT  . . . . . . . . . . . . .   B-11

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION  . . . . . . . . . . . .   B-12

TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-13

PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . .   B-15

DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-16

CUSTODIAN . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-16

LEGAL COUNSEL AND INDEPENDENT AUDITORS  . . . . . . . . . . . . . . . .   B-17

ADDITIONAL INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . .   B-17

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . .   B-18

                      STATEMENT OF ADDITIONAL INFORMATION


                             THE CARDINAL FUND INC.

         The Cardinal Fund Inc. (the "Fund") is an open-end management investment company. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the Fund. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of the Fund should be made without first reading the Prospectus of the Fund.


                       INVESTMENT OBJECTIVE AND POLICIES

Additional Information on Portfolio Instruments
-----------------------------------------------

         SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by shareholders.

         REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the Federal Reserve System and registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Fund's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price

(including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action.
Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Fund believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

Investment Restrictions
-----------------------

         The Fund deems the following to be matters of fundamental policy and as such to be matters which the Fund will not change unless the changed policy is otherwise lawful and is approved by holders of the majority of the outstanding Shares of the Fund (defined as the vote, at an annual or special meeting of shareholders of the Fund, of the lesser of (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Fund):

         The Fund will not:

(1) borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing and except as permitted pursuant to an exemption from the 1940 Act. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements and dollar roll agreements) exceed 5% of its total assets;

(2) make short sales of securities, except to the extent that the same shall be owned by the Fund (i.e., short sales "against the box") or purchase securities on margin;

(3)      write, purchase or sell puts, calls, or combinations thereof;

(4) underwrite the securities of other issuers, except insofar as the Fund may technically be deemed an underwriter under the

         Securities Act of 1933 in connection with the disposition of portfolio securities;

(5) purchase securities subject to restrictions on disposition under the Securities Act of 1933 if at the time of acquisition more than 5% of the total assets of the Fund would be invested in such securities;

(6) concentrate more than 25% of the value of the total assets of the Fund (determined at the date of acquisition) in any particular industry;

(7) purchase or sell real estate, except it is permissible to purchase securities secured by real estate or real estate interests or issued by companies that invest in real estate or real estate interests;

(8) purchase or sell commodities, commodity contracts or futures contracts;

(9) make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements;

(10) purchase the securities of any issuer if such purchase would cause more than 5% of the Fund's total assets upon such purchase to be invested in the securities of any one issuer (not including the government of the United States or corporations which are the instrumentalities of the United States);

(11) mortgage, pledge or hypothecate any assets to a greater extent than 15% of its gross assets taken at cost;

(12) purchase the securities of any issuer if such purchase would cause the Fund to hold (i) more than 10% of the voting securities of such issuer, (ii) more than 10% of all debt securities of such issuer taken as a class, or (iii) more than 10% of all equity securities of such issuer preferred in any way over the common stock of such issuer taken as a class;

(13) purchase securities of enterprises which have a record of less than three years' continuous operation, if such purchase would cause more than 5% of the total assets of the Fund to be invested in the securities of such enterprises;

(14) purchase or retain any securities of an issuer if, to the knowledge of the Fund, the officers and directors of the Fund or the officers and directors of its investment adviser individually owning more than 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of the securities of such issuer;

(15) purchase any securities from or sell any securities to (other than stock issued by the Fund) officers or directors of the Fund, any person or organization furnishing managerial or advisory services to the Fund, or related classes of persons as principals;

(16) invest in companies for the purpose of exercising control or management thereof; or

(17) change its classification as a "management company" under Section 4 of the Investment Company Act of 1940 or change its subclassifications as an "open-end company" or as a "diversified company" under Section 5 of the Investment Company Act of 1940.

         The following additional investment restriction may be changed without the majority vote of the outstanding Shares of the Fund.

         The Fund may not:

(1) purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom.

         If a percentage restriction or requirement set forth above is met at the time of investment, a later failure to comply with the restriction or requirement resulting from a change in the value of securities held by the Fund will not be considered a violation of the policy.

         The Fund has represented to the California Department of Corporations that, in order to comply with applicable regulations, it will acquire or retain securities of other open-end management investment companies if such investments are made in open-end management investment companies sold with no sales commission and the Fund's investment adviser waives its management fee with respect to such investments. The Fund intends to comply with this undertaking for so long as the Fund has its shares registered for sale in the State of California or such representation is required by the California Department of Corporations.

         In addition, the Fund has represented to the Texas State Securities Board that the Fund will (1) limit its investment in warrants, valued at the lower of cost or market, to 5% or less of the value of the Fund's net assets, provided that included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges and that warrants acquired by the Fund in units or attached to securities may be deemed to be without value, and (2) not invest in oil, gas or other mineral leases.


         The Fund has also represented to the Ohio Division of Securities that it will not invest its assets in the securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization, or acquisition. The Fund intends to comply with this representation for so long as its Shares are registered for sale in the State of Ohio.


Portfolio Turnover
------------------

         The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of the acquisition were one year or less.


         The portfolio turnover rate for the Fund for the two fiscal years ended September 30, 1995 and 1994, were 19.78% and 23.20%, respectively. The portfolio turnover rate for the Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.



                             MANAGEMENT OF THE FUND

         The directors and officers of the Fund, together with their addresses and principal business occupations and other affiliations during the last five years, are shown below. Each person named as a director also serves as a trustee of Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust, Cardinal Government Obligations Fund, and The Cardinal Group. Each director who is an "interested person" of the Fund, as that term is defined in the Investment Company Act of 1940, is indicated by an asterisk.


                 Name, Age and                              Position(s) Held                  Principal Occupation(s)
                 Business Address                              with Fund                      During Past 5 Years
                 ----------------                           ----------------                  -----------------------
                 *H. Keith Allen                            Chairman and Director,            Chief Operating Officer, Secretary,
                 155 East Broad Street                      Member of Executive and           Treasurer and a Director of The
                 Columbus, Ohio 43215                       Nominating Committees             Ohio Company (investment banking);
                 Age: 54                                                                      prior thereto, Senior Executive
                                                                                              Vice President of The Ohio Company.

                 Gordon B. Carson                           Director, Member of               Principal, Whitfield Robert
                 5413 Gardenbrook Drive                     Executive Committee               Associates (construction consulting
                 Midland, Michigan 48642                                                      firm).
                 Age: 84

                 John B. Gerlach, Jr.                       Director, Member of Audit         Since 1994, President and a
                 37 West Broad Street                       Committee                         Director of Lancaster Colony
                 Columbus, Ohio 43215                                                         Corporation (diversified consumer
                 Age: 41                                                                      products); prior thereto, Executive
                                                                                              Vice President, Secretary and a
                                                                                              Director of Lancaster Colony
                                                                                              Corporation.

                 Michael J. Knilans                         Director, Member of               From November, 1989 to August,
                 1119 Kingsdale Terrace                     Executive Committee               1995, Member of the Ohio Bureau of
                 Columbus, Ohio 43220                                                         Workers' Compensation and Chairman
                 Age: 68                                                                      from 1992 through August, 1995.

                 James I. Luck                              Director                          President, The Columbus Foundation
                 1234 East Broad Street                                                       (philanthropic public foundation).
                 Columbus, Ohio 43205
                 Age: 50

                 David L. Nelson                            Director, Member of Audit         Chairman of the Board of Directors
                 18 James Lane                              and Nominating Committees         of Herman Miller, Inc. (furniture
                 Stamford, CT  06903                                                          manufacturer); former Vice
                 Age: 65                                                                      President, Customer Support,
                                                                                              Americas Region, and Vice
                                                                                              President, Customer Satisfaction,
                                                                                              Industry Segment, of Asea Brown
                                                                                              Boveri, Inc. (designer and
                                                                                              manufacturer of process automation
                                                                                              systems for basic industries).

                 *C. A. Peterson                            Director                          Chartered Financial Analyst; former
                 150 E. Wilson Bridge Rd.                                                     Senior Executive Vice President and
                 Worthington, Ohio 43085                                                      Director of The Ohio Company
                 Age: 69                                                                      (investment banking).

                 Lawrence H. Rogers II                      Director                          Self-employed author; former Vice
                 4600 Drake Road                                                              Chairman, Motor Sports Enterprises,
                 Cincinnati, Ohio 45243                                                       Inc.
                 Age: 74

                 *Frank W. Siegel                           President and Director,           Chartered Financial Analyst and
                 155 East Broad Street                      Member of Executive and           Senior Vice President, The Ohio
                 Columbus, Ohio 43215                       Nominating Committees             Company (investment banking);
                 Age: 43                                                                      former Vice President, Keystone
                                                                                              Group (mutual fund management/
                                                                                              administration); former

                                                                                              Senior Vice President, Trust
                                                                                              Advisory Group (mutual fund
                                                                                              consulting).

                 Joseph H. Stegmayer                        Director, Member of Audit         President and a Director of Clayton
                 724 Hampton Roads Dr.                      and Nominating Committees         Homes, Inc. (manufactured homes);
                 Knoxville, TN 37922-4071                                                     former Vice President, Treasurer,
                 Age: 44                                                                      Chief Financial Officer and a
                                                                                              Director of Worthington Industries,
                                                                                              Inc. (specialty steel and plastics
                                                                                              manufacturer).

                 Karen J. Hipsher                           Secretary                         Executive Secretary of The Ohio
                 155 East Broad Street                                                        Company (investment banking).
                 Columbus, Ohio  43215

                 James M. Schrack II                        Treasurer                         Vice President and Trust Officer of
                 155 East Broad Street                                                        The Ohio Company (investment
                 Columbus, Ohio 43215                                                         banking).

                 Bruce E. McKibben                          Assistant Treasurer               Since April, 1991, Employee of The
                 155 East Broad Street                                                        Ohio Company (investment banking;
                 Columbus, Ohio 43215                                                         prior thereto, student at The Ohio
                                                                                              State University.

         As of January 11, 1996, all directors and officers of the Fund as a group owned fewer than one percent of the Shares of the Fund then outstanding.


         Pursuant to the ultimate authority of the Board of Directors of the Fund, the Executive Committee is responsible for the general management of the affairs of the Fund. These transactions are reported to and reviewed by the Board of Directors.


         Messrs. Allen and Siegel are Chairman, President and a director, and Vice President and a director, respectively, of Cardinal Management Corp., the transfer agent for the Fund. The compensation of directors and officers of the Fund who are employed by The Ohio Company is paid by The Ohio Company. Directors' fees (currently $500 per meeting attended, $500 annual retainer and $500 per audit committee meeting attended) plus expenses are paid by the Fund, except that Messrs. Allen and Siegel receive no fees from the Fund.

         The following table sets forth information regarding all compensation paid by the Fund to its Directors for their services as directors during the fiscal year ended September 30, 1995. The Fund has no pension or retirement plans.

COMPENSATION TABLE


 Name and Position                        Aggregate Compensation            Total Compensation From the Fund
 With the Fund*                           From the Fund                     and the Fund Complex**
 --------------                           ------------------                --------------------------------
 H. Keith Allen                            $0                                $0
 Chairman, Director and Member of
 Executive and
 Nominating Committees

 Gordon B. Carson                          $2,400                            $12,000
 Director and Member of Executive
 Committee

 John B. Gerlach                           $2,600                            $13,000
 Director and Member of Audit Committee

 Michael J. Knilans                        $2,400                            $12,000
 Director and Member of Executive
 Committee

 James I. Luck                             $2,400                            $12,000
 Director

 David L. Nelson                           $2,600                            $13,000
 Director and Member of Audit and
 Nominating Committees

 C.A. Peterson                             $2,400                            $12,000
 Director

 Lawrence H. Rogers, II                    $2,400                            $12,000
 Director

 Frank W. Siegel                           $0                                $0
 Director, President and Member of
 Nominating and Executive Committees

 Joseph H. Stegmayer                       $2,000                            $10,000
 Director and Member of Audit and
 Nominating Committees

__________________________________
          *For the fiscal year ended September 30, 1995, John L. Schlater, a former officer of The Ohio Company and Cardinal Management Corp., had served as a director of the Fund but no longer does so as the date hereof. Mr. Schlater received no compensation from the Fund or the Fund Complex.

         **For purposes of this Table, Fund Complex means one or more mutual funds, including the Fund, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related.


                       PRINCIPAL SHAREHOLDERS OF THE FUND

         As of January 11, 1996, the only person known to the Fund to be the beneficial owner of more than 5% of the Fund's outstanding Shares was The Ohio Company, which, for its own account and as trustee for various pension plans and trusts, owned beneficially 6.04% of the Fund's outstanding Shares.


                                  THE ADVISER


         The Fund has entered into an Investment Advisory Agreement with The Ohio Company, an investment banking firm organized in 1925, pursuant to which The Ohio Company furnishes the Fund with continuous investment advice, research, statistical services and certain administrative support such as providing and paying for all officers and employees of the Fund, office space and supplies. As compensation for such services, facilities and expenses The Ohio Company receives a quarterly fee, accrued daily, based on an annual rate of .5% of the daily net asset value of the Fund. For the Fund's three fiscal years ended September 30, 1995, 1994 and 1993, fees earned by The Ohio Company under the Investment Advisory Agreement were $1,158,534, $1,325,607 and $1,370,536, respectively.


         Under the Investment Advisory Agreement, if expenses (including the adviser's fee but excluding interest and taxes) exceed 1-1/2% per annum of the average daily net asset value for any fiscal year of the Fund, The Ohio Company shall bear the excess.

         The Investment Advisory Agreement also provides that the advisory fee payable pursuant to such Agreement shall be reduced by the amount of brokerage commissions derived by The Ohio Company, as adviser, on orders executed by it for the Fund on a stock exchange of which such Adviser is a member.


         Descendants of H. P. and R. F. Wolfe, deceased, and members of their families, through their possession of a majority of the voting stock, may be considered controlling persons of The Ohio Company. H. Keith Allen is an officer and director of both the Fund and The Ohio Company. Frank W. Siegel is an officer and director of the Fund and an officer of The Ohio Company. James
M. Schrack II is an officer of both the Fund and The Ohio Company.

                             PORTFOLIO TRANSACTIONS


         Subject to the policies established by the Board of Directors of the Fund, The Ohio Company, as Investment Adviser, is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In executing such transactions, The Ohio Company seeks to obtain the best net results for the Fund taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulties of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While The Ohio Company generally seeks reasonably competitive commission rates, for the reasons stated in the prior sentence, the Fund will not necessarily be paying the lowest commission or spread available. For the Fund's three fiscal years ended September 30, 1995, 1994 and 1993, total brokerage fees paid by the Fund were $215,180, $188,616 and $101,220, respectively, none of which was paid to The Ohio Company.



         The Ohio Company may consider provision of research, statistical and other information to the Fund or the Adviser in the selection of qualified broker-dealers who effect portfolio transactions for the Fund so long as The Ohio Company's ability to obtain the best net results for portfolio transactions of the Fund is not diminished. Such research services include supplemental research, securities and economic analyses, and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Such research services may also be useful to The Ohio Company in connection with its services to other clients. Similarly, research services provided by brokers serving such other clients may be useful to The Ohio Company in connection with its services to the Fund. Although this information is useful to the Fund and The Ohio Company, except as described below, it is not possible to place a dollar value on it. It is the opinion of the Board of Directors and The Ohio Company that the review and study of this information will not reduce the overall cost to The Ohio Company of performing its duties to the Fund under the Investment Advisory Agreement. The Fund has authorized The Ohio Company to place brokerage transactions through Pershing and Company, a division of Donaldson, Lufkin & Jenrette, in return for Lipper Data information prepared for the Fund's Directors relating to information on fees and expenses of other mutual funds. In addition, during the fiscal year ended September 30, 1994, The Ohio Company, on behalf of the Fund, directed some brokerage transactions to Columbine Capital in return for the provision of research services. The amount of such transactions and related commissions were $10,758,000 and $23,588, respectively. The Ohio Company has since not so directed any brokerage transactions to Columbine Capital. Such brokerage transactions with both Pershing and Company and Columbine Capital are subject to the requirements as to price and execution as described above. The Fund is not authorized to pay brokerage commissions which are in excess of those which another qualified broker would charge solely by reason of brokerage and research services provided.

         Investment decisions for the Fund are made independently from those for any other investment company or account managed by The Ohio Company. Any such other investment company or account may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which The Ohio Company believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, The Ohio Company may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Fund, The Ohio Company will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of The Ohio Company or its subsidiaries or affiliates and, in dealing with its customers, The Ohio Company or its subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by the Fund.


         The Fund did not during the fiscal year ended September 30, 1995, hold any securities of its regular brokers or dealers, as defined in Rule 10b-1 under the 1940 Act, or their parent companies.


                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         The Fund has entered into an Administration Agreement with Cardinal Management Corp., a wholly-owned subsidiary of The Ohio Company, pursuant to which Cardinal Management Corp. has agreed to act as the Fund's transfer agent, dividend disbursing agent and administrator of plans for the Fund. In consideration of such services the Fund has agreed to pay Cardinal Management Corp. monthly an annual fee equal to $18 per shareholder account plus out-of-pocket expenses. For the last three fiscal years ended September 30, 1995, Cardinal Management Corp. received $255,882, $327,423 and $297,199, respectively, for services to the Fund pursuant to such Agreement.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Fund's Shares may be purchased at the public offering price through The Ohio Company, principal underwriter of the Fund's Shares, at its address and number set forth on the cover page of this Statement of Additional Information, and through other broker-dealers who are members of the National Association of Securities Dealers, Inc. and have sales agreements with The Ohio Company.


         Based upon the value of the Fund's portfolio securities and other assets and the number of outstanding Shares as of the fiscal year ended September 30, 1995, the net asset value and redemption price per share was $13.23. The total offering price per share was $13.85 per share (net asset value divided by .9550, assuming the then current maximum sales charge of 4.5% of the offering price). The total offering price is reduced on sales of $100,000 or more.


         The net asset value of the Fund is determined once daily as of 4:00 P.M., Columbus, Ohio time, (a) on each business day the New York Stock Exchange is open for business and a purchase order has been received by the Fund, (b) on each such business day when a redemption request is received, and (c) at such other times as there is a sufficient degree of trading in the Fund's portfolio securities that the net asset value might be materially affected by changes in the value of the portfolio securities. The net asset value per share of the Fund is computed by dividing the sum of the value of the Fund's portfolio securities plus any cash and other assets (including interest and dividends accrued but not received) minus all liabilities (including estimated accrued expenses) by the total number of shares then outstanding.

         Portfolio securities which are traded on United States stock exchanges are valued at the last sale price on such an exchange as of the time of valuation on the day the securities are being valued. Securities traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as one or the other may be quoted by the National Association of Securities Dealers Automated Quotations System ("NASDAQ") as of the time of valuation on the day the securities are being valued. The Fund uses one or more pricing services to provide such market prices. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

         The Fund may suspend the determination of the net asset value, the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) an emergency exists as a result of which (i) disposal by the Fund of portfolio securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Fund to determine the fair value of its net assets, or (d) the Securities and Exchange Commission has by order permitted such suspension.


                                     TAXES

         The Fund intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of the Fund's shareholders. In order to qualify as a regulated investment company, the Fund must, among other things: derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, future contracts or foreign currencies held less than three months; and diversify its investments within certain prescribed limits. In addition, to utilize the tax provisions specially applicable to regulated investment companies, the Fund must distribute to its shareholders at least 90% of its investment company taxable income for the year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         It is expected that the Fund will distribute annually to shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

         Distribution by the Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.

         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Capital gains of individuals are subject to tax at the same rates applicable to ordinary income; however, the tax rate on capital gains of individuals cannot exceed 28%. Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward to future years.

         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%.
Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. The Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by the Fund for its taxable year that qualifies for the dividends received deduction.

         The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends paid to any shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure properly to include on his return payments of interest or dividends.

         Information set forth in the Prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.



                            PERFORMANCE INFORMATION

         For the one-, five- and ten-year periods ended September 30, 1995, and the period from September 30, 1975 to September 30, 1995, the average annual total returns for the Fund were 9.63%, 13.25%, 12.15%, and 14.91%, respectively. For the one-, five- and ten-year periods ended September 30, 1995, and the period from September 30, 1975 to September 30, 1995, the cumulative return figures for the Fund were 9.63%, 86.28%, 215.05% and 1,511.18%, respectively. Each quotation of average annual total return was computed by finding the average annual compounded rate of return over that period which would equate the value of an initial amount of $1,000 invested in the Fund equal to the ending redeemable value, according to the following formula:
                                        n
                                P(T + 1)  = ERV


         Where: P = a hypothetical initial payment of $1,000, T = average annual total return, n = number of years, and ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the period at the end of the period for which average annual total return is being calculated assuming a complete redemption. The calculation of average annual total return assumes the deduction of the current maximum applicable sales charge (4.5%) from the initial investment of $1,000, assumes the reinvestment of all dividends and distributions at the price stated in the then effective Prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all Shareholder accounts assuming the Fund's average account size. Cumulative return is computed by using average annual return, as calculated above, for each year of the relevant period to determine the total return on a hypothetical initial investment of $1,000 over such period.

         Investors may also judge the performance of the Fund by comparing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and, Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and CDA Investment Technologies, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, U.S.A. Today and Consumer Reports. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.


                                  DISTRIBUTOR

         The Ohio Company serves as the principal underwriter of Shares of the Fund. In such capacity, and pursuant to a Distributor's Contract with the Fund, Shares of the Fund continuously are offered on a best efforts basis by The Ohio Company and dealers selected by The Ohio Company. Pursuant to the Distributor's Contract, expenses of printing prospectuses and other selling literature are borne by The Ohio Company. All other expenses of the Fund, including taxes, fees and commissions, expenses of registering and qualifying Shares for sale, charges of custodians, transfer agents and registrars and auditing and legal fees and expenses are borne by the Fund.


         For the Fund's three fiscal years ended September 30, 1995, 1994 and 1993, commissions paid The Ohio Company under the Distributor's Contract with respect to the sale of Fund shares, after discounts to dealers, were $170,827, $427,597 and $1,218,578, respectively.



                                   CUSTODIAN

         The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 has been selected to serve as the Fund's custodian. In such capacity the custodian will hold or arrange for the holding of all portfolio securities and other assets of the Fund.

                     LEGAL COUNSEL AND INDEPENDENT AUDITORS

         Certain legal matters as to the issuance of the Shares offered hereby have been passed upon by Baker & Hostetler, 65 East State Street, Columbus, Ohio 43215. The Fund has selected KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, as independent auditors for the Fund. The financial statements of the Fund included in this Statement of Additional Information have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent auditors, given upon the authority of said firm as experts in accounting and auditing.


                             ADDITIONAL INFORMATION

         The Fund is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Fund.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                              FINANCIAL STATEMENTS


                             THE CARDINAL FUND INC.

                               SEPTEMBER 30, 1995

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (MARKET VALUE IN THOUSANDS)
--------------------------------------------------------------------------------


SEPTEMBER 30, 1995

                                                                              FACE/        MARKET
                                                                             SHARES        VALUE
                                                                             -------      --------
COMMON STOCK 91.28%
AEROSPACE/DEFENSE 3.33%
Harris Corporation........................................................    75,200      $  4,127
Raytheon Company..........................................................    40,000         3,400
                                                                                          --------
                                                                                             7,527
                                                                                          --------
APPAREL/RETAILERS 2.69%
Jacobson Stores, Incorporated.............................................    79,000           770
May Department Stores Company.............................................   110,000         4,813
Shopko Stores, Incorporated...............................................    40,000           495
                                                                                          --------
                                                                                             6,078
                                                                                          --------
AUTOMOTIVE MANUFACTURING 1.79%
Ford Motor Company........................................................   130,000         4,046
                                                                                          --------
AUTOMOTIVE PARTS 2.01%
Amcast Industrial Corporation.............................................   109,800         2,114
Cooper Tire & Rubber Company..............................................   100,200         2,430
                                                                                          --------
                                                                                             4,544
                                                                                          --------
BEVERAGES 0.69%
Anheuser-Busch Companies Incorporated.....................................    25,000         1,559
                                                                                          --------
CENTRAL STATES BANKS 7.46%
Banc One Corporation......................................................   130,500         4,763
Huntington Bancshares Incorporated........................................   203,747         4,585
KeyCorp...................................................................   220,000         7,535
                                                                                          --------
                                                                                            16,883
                                                                                          --------
COMMODITY CHEMICALS 4.38%
Akzo Nobel N.V............................................................    70,214         4,221
ARCO Chemical Company.....................................................    25,000         1,219
Dow Chemical Company......................................................    60,000         4,470
                                                                                          --------
                                                                                             9,910
                                                                                          --------

                                                                     (continued)

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

                                                                              FACE/        MARKET
                                                                             SHARES        VALUE
                                                                             -------      --------
COMMON STOCK (CONTINUED)
COMPUTERS 2.84%
Compaq Computer Corporation*..............................................    70,000      $  3,386
Tektronix Incorporated....................................................    51,600         3,044
                                                                                          --------
                                                                                             6,430
                                                                                          --------
CONGLOMERATES 8.14%
Johnson Controls, Incorporated............................................   100,000         6,325
Tenneco, Incorporated.....................................................   150,500         6,961
Textron, Incorporated.....................................................    75,000         5,118
                                                                                          --------
                                                                                            18,404
                                                                                          --------
CONSUMER SERVICES 0.59%
Scotts Company, Class A*..................................................    60,000         1,328
                                                                                          --------
CONTAINERS/PACKAGING 0.40%
Liqui-Box Corporation.....................................................    30,390           900
                                                                                          --------
DIVERSIFIED FINANCIAL SERVICES 2.43%
Beneficial Corp...........................................................   105,000         5,486
                                                                                          --------
DIVERSIFIED INDUSTRIALS 3.45%
Minnesota Mining & Manufacturing Company..................................    70,000         3,955
Myers Industries, Incorporated............................................   181,802         2,772
Raven Industries, Incorporated............................................    60,050         1,081
                                                                                          --------
                                                                                             7,808
                                                                                          --------
ELECTRIC 1.90%
Northern States Power Company.............................................    95,000         4,311
                                                                                          --------
ELECTRICAL COMPONENTS 6.59%
Asea Brown-Boveri, Incorporated...........................................    50,300         5,024
General Electric Company..................................................   120,400         7,675
Houston Industries, Incorporated..........................................    50,000         2,206
                                                                                          --------
                                                                                            14,905
                                                                                          --------

*Non-income producing                                                (continued)

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

                                                                              FACE/        MARKET
                                                                             SHARES        VALUE
                                                                             -------      --------
COMMON STOCK (CONTINUED)
FOOD 2.40%
GoodMark Foods, Incorporated..............................................   184,000      $  3,404
Super Food Services, Incorporated.........................................   160,800         2,030
                                                                                          --------
                                                                                             5,434
                                                                                          --------
GAS 1.03%

Williams Companies Incorporated...........................................    60,000         2,340
                                                                                          --------
HEALTHCARE PROVIDERS 0.78%
U.S. HealthCare, Incorporated.............................................    50,000         1,769
                                                                                          --------
INDUSTRIAL SERVICES 1.57%
Graphic Industries, Incorporated..........................................   123,500         1,266
New England Business Services, Incorporated...............................   110,500         2,279
                                                                                          --------
                                                                                             3,545
                                                                                          --------

INSURANCE 2.38%

Equitable of Iowa Companies...............................................    50,300         1,861
Marsh & McLennan Companies Incorporated...................................    40,000         3,515
                                                                                          --------
                                                                                             5,376
                                                                                          --------
INTEGRATED OILS 9.42%

Mobil Corporation.........................................................    75,000         7,471
Royal Dutch Petroleum Company.............................................    60,000         7,365
Texaco Incorporated.......................................................   100,000         6,463
                                                                                          --------
                                                                                            21,299
                                                                                          --------
MEDICAL SUPPLIES 0.43%

Fisher Scientific International, Incorporated.............................    30,000           971
                                                                                          --------
OTHER NONFERROUS METALS 2.24%
Worthington Industries, Incorporated......................................   275,776         5,067
                                                                                          --------
PAPER 2.54%
Federal Paper Board Company...............................................    89,800         3,446
Union Camp Corporation....................................................    40,000         2,305
                                                                                          --------
                                                                                             5,751
                                                                                          --------

                                                                     (continued)

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

                                                                              FACE/        MARKET
                                                                             SHARES        VALUE
                                                                             -------      --------
COMMON STOCK (CONTINUED)
PHARMACEUTICALS 2.32%
American Home Products Corporation........................................    50,000      $  4,244
Mylan Laboratories, Incorporated..........................................    50,000         1,000
                                                                                          --------
                                                                                             5,244
                                                                                          --------
PIPELINES 0.52%

Coastal Corporation.......................................................    35,000         1,177
                                                                                          --------
PROPERTY/CASUALTY INSURERS 3.91%
Cincinnati Financial Corporation..........................................   162,750         8,850
                                                                                          --------
PUBLISHING 0.77%
Dun and Bradstreet Corporation............................................    30,000         1,736
                                                                                          --------
SPECIALTY/RETAILERS 2.71%
Limited, Incorporated.....................................................   200,000         3,800
Stanley Works.............................................................    35,000         1,518
Sun Television and Appliances.............................................    70,000           429
Wolohan Lumber Company....................................................    34,000           387
                                                                                          --------
                                                                                             6,134
                                                                                          --------
TELEPHONE 5.15%

GTE Corporation...........................................................   189,716         7,446
Sprint Corporation........................................................   120,000         4,200
                                                                                          --------
                                                                                            11,646
                                                                                          --------
TOBACCO 2.77%

Philip Morris Companies, Incorporated.....................................    75,000         6,263
                                                                                          --------
TRANSPORTATION 1.65%
GATX Corporation..........................................................    72,300         3,742
                                                                                          --------
     TOTAL COMMON STOCK (COST $147,559,806)...............................                 206,463
                                                                                          --------
REPURCHASE AGREEMENTS, FULLY COLLATERALIZED BY U.S.
  GOVERNMENT OBLIGATIONS 7.30%
Fifth Third Bank, 6.25%, dated 9/29/95, due 10/02/95......................                  16,500
                                                                                          --------
     TOTAL REPURCHASE AGREEMENTS (COST $16,500,000).......................                  16,500
                                                                                          --------
     TOTAL INVESTMENTS (COST $164,059,806) 98.58%.........................                $222,963
                                                                                          =========

See accompanying notes to financial statements.

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

ASSETS

Investments in securities, at value (cost $164,060)...................................   $222,963
Cash..................................................................................        206
Receivable for investment securities sold.............................................      2,999
Dividends and interest receivable.....................................................        825
Receivable for Fund shares sold.......................................................        102
Other assets..........................................................................        111
                                                                                         --------
          Total assets................................................................    227,206
                                                                                         --------
LIABILITIES
Payable for Fund shares redeemed......................................................        660
Accrued investment management and transfer agent fees (note 3)........................        314
Other accrued expenses................................................................         51
                                                                                         --------
          Total liabilities...........................................................      1,025
                                                                                         --------
COMMITMENTS AND CONTINGENCIES (NOTE 4)
NET ASSETS -- applicable to 17,099,016 outstanding no par value shares of beneficial
  interest (authorized 30,000,000)....................................................   $226,181
                                                                                         =========
NET ASSET VALUE PER SHARE.............................................................   $  13.23
                                                                                         =========

See accompanying notes to financial statements.

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME:
Dividends..............................................................................   $ 7,504
Interest...............................................................................       847
                                                                                          -------
          Total income.................................................................     8,351
                                                                                          -------
EXPENSES:
Investment management fees (note 3)....................................................     1,159
Transfer agent fees and expenses (note 3)..............................................       256
                                                                                          -------
          Total affiliated expenses....................................................     1,415
                                                                                          -------
Custodian fees.........................................................................        25
Professional fees......................................................................        60
Reports to shareholders................................................................        37
Directors' fees........................................................................        21
Registration fees......................................................................         6
Other expenses.........................................................................        64
                                                                                          -------
          Total non-affiliated expenses................................................       213
                                                                                          -------
          Total expenses...............................................................     1,628
                                                                                          -------
          Net investment income........................................................     6,723
                                                                                          -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 2):
Net realized gain from security transactions...........................................    17,719
Increase in unrealized gain on investments.............................................     8,122
                                                                                          -------
          Net realized gain and increase in unrealized gain on investments.............    25,841
                                                                                          -------
          Net increase in net assets from operations...................................   $32,564
                                                                                          ========

See accompanying notes to financial statements.

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEARS ENDED SEPTEMBER 30, 1995 AND 1994

                                                                        1995              1994
                                                                    -------------     -------------
FROM OPERATIONS:
Net investment income...........................................      $   6,723         $   6,351
Net realized gain from security transactions....................         17,719            17,362
Increase (decrease) in unrealized gain on investments...........          8,122           (14,821)
                                                                    -------------     -------------
  Net increase in net assets from operations....................         32,564             8,892
                                                                    -------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Distributions of net investment income ($.35 and $.33 per share,
  respectively).................................................         (6,566)           (6,601)
Distribution of net realized gains from security transactions
  ($.83 and $.28 per share, respectively).......................        (15,750)           (6,006)
                                                                    -------------     -------------
  Total distributions to shareholders...........................        (22,316)          (12,607)
                                                                    -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
Proceeds from sale of Fund shares...............................          8,266            14,876
Net asset value of Fund shares issued in connection with
  reinvestment of distributions to shareholders.................         20,894            11,831
                                                                    -------------     -------------
                                                                         29,160            26,707
Cost of Fund shares redeemed....................................        (59,809)          (58,535)
                                                                    -------------     -------------
  Decrease in net assets derived from capital share
     transactions...............................................        (30,649)          (31,828)
                                                                    -------------     -------------
  Net decrease in net assets....................................        (20,401)          (35,543)
NET ASSETS -- beginning of period...............................        246,582           282,125
                                                                    -------------     -------------
NET ASSETS -- end of period (undistributed net investment income
  of $176 and $20, respectively)................................      $ 226,181         $ 246,582
                                                                    ==============    ==============

See accompanying notes to financial statements.

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


SEPTEMBER 30, 1995

(1) -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Cardinal Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Security Valuation--Investments listed or traded on a national securities exchange are valued at the last sale price or, if there has been no recent sale, at the last bid price. Investments traded in the over-the-counter market are valued at the last sale price. If no quotations are available, portfolio securities are valued in good faith by the Board of Directors to reflect their fair value.

Security Transactions and Investment Income--Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net realized gain or loss on securities sold, the cost of the securities has been determined on the first-in, first-out (FIFO) cost basis. It is the Fund's policy for its Custodian, or a third-party bank, to take possession of all securities pledged as collateral for repurchase agreements and monitor the market value of the collateral to ensure that it remains sufficient to cover the repurchase agreements.

Distributions to Shareholders--Distributions and dividends are recorded by the Fund on the record date. Income dividends are declared quarterly and any capital gain distribution is declared annually.

Federal Income Taxes--No provision has been made for Federal taxes on the Fund's income, since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and capital gains within the required time to relieve it from all, or substantially all, Federal income taxes.

(2) -- PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term obligations) during the year ended September 30, 1995 aggregated $43,227,000 and $91,217,776, respectively.

During the year ended September 30, 1995 the Fund realized on a FIFO cost basis a net capital gain of $17,719,277 and $17,777,501 for book and tax purposes, respectively.

At September 30, 1995, the book cost of investment securities was $164,059,806 and the tax cost was $164,085,672. The difference between book and tax cost is attributable to securities acquired in the 1975 acquisition of the Ohio Capital Fund, Inc. and remaining in the Fund's portfolio with a book cost of $68,235 and a tax cost of $38,594.

As of September 30, 1995, for tax purposes, gross unrealized gains and gross unrealized losses on investment securities were $60,316,804 and $1,439,149 respectively; resulting in a net unrealized gain of $58,877,655.

(3) -- TRANSACTIONS WITH AFFILIATES

As investment manager for the Fund, The Ohio Company (the Adviser), with whom certain officers and directors of the Fund are affiliated is allowed an annual fee of 0.5% of the average daily net assets of the Fund. For the year ended the Fund paid or accrued $1,158,534 for investment management services. The Adviser has agreed that if the aggregate expenses of the Fund, as defined, for any fiscal year exceed the

                                                                     (continued)

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


SEPTEMBER 30, 1995

expense limitation of any state having jurisdiction over the Fund, the Adviser will refund to the Fund, or otherwise bear, such excess. This limitation did not affect the calculation of the management fee during the year ended September 30, 1995. In addition to providing management and advisory services, The Ohio Company pays the compensation of all officers and employees of the Fund and provides office space and certain related facilities required by the Fund.

The Ohio Company, acting as the General Distributor and Dealer, reported to the Fund that it received commissions after discounts to dealers from the sale of shares of the Fund of $170,827 for the year ended September 30, 1995. Cardinal Management Corp., a wholly-owned subsidiary of The Ohio Company, provides transfer agent services to the Fund. Transfer agent service fees are based on a monthly charge per shareholder account plus out-of-pocket expenses. For the year ended September 30, 1995 the Fund paid or accrued $255,882 for transfer agent services provided by Cardinal Management Corp.

(4) -- COMMITMENTS AND CONTINGENCIES

The Fund has an available $5,000,000 line of credit with its custodian, Fifth Third Bank, which was unused at September 30, 1995. When used, borrowings under this arrangement are secured by portfolio securities and can be used only for short term needs of the Fund. No compensating balances are required and the arrangement bears an interest rate of 106% of the custodian's prime lending rate.

Fidelity Bond and Errors and Omissions insurance coverage for the Fund and its officers and directors has been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. Included in other assets of the Fund is a deposit of $28,588, for the initial capital of ICI Mutual. The Fund is also committed to provide $85,764 should ICI Mutual experience the need for additional capital contributions.

Included in other assets is a $56,000 certificate of deposit which collateralizes a standby letter of credit in connection with the Fund's participation in ICI Mutual. This amount is not available for investment.

(5) -- CAPITAL STOCK

At September 30, 1995, there were 30,000,000 shares of no par value capital stock authorized and the capital amounts were as follows:

Paid in capital....................................................................    $147,820,440
Accumulated net realized gains on investments......................................      19,280,863
Unrealized gain on investments.....................................................      58,903,521
Undistributed net investment income................................................         176,409
                                                                                       ------------
Net assets.........................................................................    $226,181,233
                                                                                       =============

                                                                     (continued)

THE CARDINAL FUND INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

Transactions in capital stock were as follows:

                                                                       YEARS ENDED SEPTEMBER 30,
                                                                       -------------------------
                                                                          1995           1994
                                                                       ----------     ----------
Shares sold........................................................       677,512      1,161,378
Shares issued in connection with reinvestment of distributions
  to shareholders..................................................     1,830,954        936,172
Shares repurchased.................................................    (4,782,671)    (4,580,169)
                                                                       ----------     ----------
Net decrease.......................................................    (2,274,205)    (2,482,619)
Shares outstanding:
Beginning of period................................................    19,373,221     21,855,840
                                                                       ----------     ----------
End of period......................................................    17,099,016     19,373,221
                                                                       ==========     ==========

(6) -- SUBSEQUENT EVENT

On November 13, 1995 the Board of Directors approved an Agreement and Plan of Reorganization and Liquidation between the Fund and The Cardinal Group ("TCG"). The plan calls for the transfer of all assets and liabilities of the Fund to a series of TCG with the same basic investment objectives and restrictions. The Trustees have determined that this action is in the best interests of the shareholders of the Fund and TCG. Shareholder approval will be sought and is needed to ratify the transaction.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period:

                                                          YEARS ENDED SEPTEMBER 30,
                                         ------------------------------------------------------------
                                           1995         1994         1993         1992         1991
                                         --------     --------     --------     --------     --------
Net Asset Value, beginning.............  $  12.73     $  12.91     $  12.95     $  11.88     $   9.28
                                         --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income................      0.36         0.31         0.32         0.35         0.35
  Net realized and unrealized gains
    (losses) on investments............      1.32         0.12         0.55         1.37         2.70
                                         --------     --------     --------     --------     --------
Total from investment operations.......      1.68         0.43         0.87         1.72         3.05
                                         --------     --------     --------     --------     --------
Less distributions:
  Dividends............................     (0.35)       (0.33)       (0.29)       (0.36)       (0.38)
  Capital gain distribution............     (0.83)       (0.28)       (0.62)       (0.29)       (0.07)
                                         --------     --------     --------     --------     --------
Total distributions....................     (1.18)       (0.61)       (0.91)       (0.65)       (0.45)
                                         --------     --------     --------     --------     --------
Net Asset Value, ending................  $  13.23     $  12.73     $  12.91     $  12.95     $  11.88
                                         ========     ========     ========     ========     ========
Ratios/Supplemental Data:
Total return...........................     14.84%        3.38%        6.98%       15.05%       33.54%
                                         ========     ========     ========     ========     ========
Net assets, ending (000)...............  $226,181     $246,581     $282,125     $261,392     $221,428
                                         ========     ========     ========     ========     ========
Ratio of expenses to average net
  assets...............................      0.70%        0.72%        0.68%        0.67%        0.67%
                                         ========     ========     ========     ========     ========
Ratio of net investment income to
  average net assets...................      2.89%        2.40%        2.46%        2.83%        3.15%
                                         ========     ========     ========     ========     ========
Portfolio turnover rate................     19.78%       23.20%       11.11%        6.22%       33.27%
                                         ========     ========     ========     ========     ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Directors
The Cardinal Fund Inc.:

We have audited the accompanying statement of assets and liabilities of The Cardinal Fund Inc. (the Fund), including the statement of investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1995, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Cardinal Fund Inc. as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP
Columbus, Ohio
November 17, 1995

                             Registration Statement
                                       of
                             THE CARDINAL FUND INC.
                                       on
                                   Form N-1A


PART C.          OTHER INFORMATION

Item 24.         Financial Statements and Exhibits
                 ---------------------------------


                 (a)      Financial Statements
                          Included in Part A:
                             --Financial Highlights
                          Included in Part B:
                             --Statement of Investments
                                    September 30, 1995
                             --Statement of Assets and Liabilities
                                    September 30, 1995
                             --Statement of Operations
                                    for the year ended September 30, 1995
                             --Statements of Changes in Net Assets
                                    for the years ended September 30, 1995
                                    and 1994
                             --Notes to Financial Statements
                                    September 30, 1995
                             --Independent Auditors' Report
                                    dated November 17, 1995

                          All required financial statements are included in Part B hereof. All other financial statements and schedules are inapplicable.

                 (b)      Exhibits

                          (10)    Opinion of Counsel with respect to
                                  the Shares of Registrant being
                                  registered pursuant to Section
                                  24(e)(1) of the Investment Company Act
                                  of 1940.

                          (11)    Consent of KPMG Peat Marwick LLP

                          (17)    Financial Data Schedule

                          (19)(a) Powers of Attorney of Frank W.
                                  Siegel, H. Keith Allen, Gordon B.
                                  Carson, John B. Gerlach, Jr.,
                                  Michael J. Knilans, James I. Luck,
                                  David L. Nelson, C.A. Peterson,
                                  Frank W. Siegel, Joseph H.
                                  Stegmayer, Lawrence H. Rogers II and
                                  James M. Schrack II.


                              (b) Consent of Baker & Hostetler

Item 25.         Persons Controlled or Under Common Control With Registrant
                 ----------------------------------------------------------

                 None

Item 26.         Number of Holders of Securities
                 -------------------------------


         The following table sets forth as of January 11, 1996, the number of record holders of Shares of Registrant.

                                                        Number of
          Title of Class                              Record Holders
---------------------------------------               --------------
Shares of Common Stock, without par
value, of the Registrant...............                  11,753


Item 28.         Business and Other Connections of Investment Adviser:
                 ----------------------------------------------------

         Information with respect to The Ohio Company and its officers and directors as set forth under the captions "WHO MANAGES MY INVESTMENT IN THE FUND?" contained in Prospectus and "MANAGEMENT OF THE FUND" and "THE ADVISER" contained in the Statement of Additional Information which are a part of this Registration Statement is hereby incorporated herein by reference.

         To the knowledge of Registrant, none of the directors or officers of The Ohio Company, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names, principal businesses and addresses of those businesses of the directors and officers of The Ohio Company, who are or have been engaged in any other business, profession, vocation or employment of a substantial nature during the past two fiscal years.

Officer or Director         Name and Address                           Nature of
of The Ohio Company         of Business                                Connection
-------------------         ----------------                           ----------
H. Keith Allen             Ad Management Corp.                         Secretary/Treasurer
                           155 East Broad Street                       and Director
                           Columbus, Ohio  43215

                           Cardinal Financial                          Secretary/Treasurer
                           Management Corp.                            and Director
                           155 East Broad Street
                           Columbus, Ohio 43215

                           Cardinal Management Corp.                   Chairman, Secretary/
                           155 East Broad Street                       Treasurer and
                           Columbus, Ohio 43215                        Director





                                       2C

H. Keith Allen         Midwest Parking, Inc.                Secretary/Treasurer
(continued)            155 East Broad Street                and Director
                       Columbus, Ohio 43215

                       InsuranceOhio Company Agency         Secretary/Treasurer
                       155 East Broad Street                and Director
                       Columbus, Ohio  43215

                       Ohio Equities Inc.                   Secretary/Treasurer
                       395 East Broad Street                and Director
                       Columbus, Ohio  43215

                       The Cardinal Fund Inc.               Chairman and Director
                       155 East Broad Street
                       Columbus, Ohio  43215

                       Cardinal Government                  Chairman and Trustee
                         Securities Trust
                       155 East Broad Street
                       Columbus, Ohio  43215

                       Cardinal Tax Exempt                  Chairman and Trustee
                         Money Trust
                       155 East Broad Street
                       Columbus, Ohio  43215

                       Cardinal Government                  Chairman and Trustee
                         Obligations Fund
                       155 East Broad Street
                       Columbus, Ohio  43215

                       The Cardinal Group                   Chairman and Trustee
                       155 East Broad Street
                       Columbus, Ohio  43215

J. Patrick Campbell    InsuranceOhio Company Agency         Director
                       155 East Broad Street
                       Columbus, Ohio 43215

                       Ohio Equities Inc.                   Director
                       395 East Broad Street
                       Columbus, Ohio 43215

Daniel A. Fronk        Bob Evans Farms, Inc.                Director
                       3776 South High Street
                       Columbus, Ohio  43207

                       Cardinal Financial                   President
                       Management Corp.                     and Director
                       155 East Broad Street
                       Columbus, Ohio 43215

                       Eagle Equipment Company              Treasurer and
                       666 Brooksedge Boulevard             Director
                       Westerville, Ohio  43801

                       InsuranceOhio Company Agency         Director
                       40 South Third Street
                       Columbus, Ohio  43215


                                       3C

Officer or Director         Name and Address                           Nature of
of The Ohio Company         of Business                                Connection
-------------------         ----------------                           ----------

Daniel A. Fronk            Ohio Equities Inc.
(continued)                395 East Broad Street
                           Columbus, Ohio  43215                      Director


                           Taylor-Woodcraft, Inc.                     Director
                           South River Road
                           Malta, Ohio  43758

Curtis E. Stumpf           InsuranceOhio Company Agency               Director
                           155 East Broad Street
                           Columbus, Ohio 43215

                           Ohio Equities Inc.                         Director
                           395 East Broad Street
                           Columbus, Ohio 43215

Martin H.                  InsuranceOhio Company Agency               Director
Vogtsberger                155 East Broad Street
                           Columbus, Ohio 43215

                           Midwest Parking, Inc.                      Vice President
                           155 East Broad Street                      and Director
                           Columbus, Ohio 43215

                           Ohio Equities Inc.                         Director
                           395 East Broad Street
                           Columbus, Ohio 43215

John F. Wolfe              Agricultural Lands, Inc.                   Chairman of the
                           P.O. Box 190                               Board, President, Trustee
                           London, Ohio  43140                        and Director

                           Dispatch Printing Co.                      Chairman of the Board, Chief
                           34 South Third Street                      Executive Officer, President,
                           Columbus, Ohio  43215                      Publisher, Trustee and
                                                                      Director

                           InsuranceOhio Company Agency               Director
                           155 East Broad Street
                           Columbus, Ohio  43215

                           The Ohio Company                           Vice Chairman
                           155 East Broad Street                      and Director
                           Columbus, Ohio  43215

                           Ohio Equities Inc.                         Director
                           395 East Broad Street
                           Columbus, Ohio 43215







                                       4C

Officer or Director         Name and Address                           Nature of
of The Ohio Company         of Business                                Connection
-------------------         ----------------                           ----------
John F. Wolfe               Ohio Magazine                              President
(continued)                 34 South Third Street                      and Director
                            Columbus, Ohio 43215

                            RadiOhio, Inc.                             Chairman of the Board and
                            770 Twin Rivers Drive                      Director
                            Columbus, Ohio  43215

                            Taylor-Woodcraft                           Director
                            South River Road
                            Malta, Ohio 43758

                            VideoIndiana, Inc.                         Chairman of the Board and
                            1401 N. Meridian Street                    Director
                            Indianapolis, Indiana

                            WBNS TV, Inc.                              Chairman of the Board and
                            770 Twin Rivers Drive                      Director
                            Columbus, Ohio  43215

                            Wolfe Associates, Inc.                     Chairman of the Board and
                            34 South Third Street                      Director
                            Columbus, Ohio  43215

                            Wolfe Enterprises, Inc.                    President
                            34 South Third Street                      and Director
                            Columbus, Ohio 43215

William C. Wolfe, Jr.       Dispatch Printing Co.                      Vice President/
                            34 South Third Street                      Community Relations Director
                            Columbus, Ohio 43215

                            InsuranceOhio Company Agency               Director
                            155 East Broad Street
                            Columbus, Ohio 43215

                            The Ohio Company                           Director
                            155 East Broad Street
                            Columbus, Ohio 43215

                            Ohio Equities Inc.                         Director
                            395 East Broad Street
                            Columbus, Ohio 43215

                            RadiOhio, Inc.                             Director
                            770 Twin Rivers Drive
                            Columbus, Ohio 43215

                            WBNS TV, Inc.                              Director
                            770 Twin Rivers Drive
                            Columbus, Ohio 43215

                            Wolfe Associates, Inc.                     Director
                            34 South Third Street
                            Columbus, Ohio 43215







                                       5C

Officer or Director         Name and Address                           Nature of
of The Ohio Company         of Business                                Connection
-------------------         ----------------                           ----------
                           Wolfe Enterprises, Inc.                         Director
                           34 South Third Street
                           Columbus, Ohio 43215

                           Video Indiana, Inc.                             Director
                           1401 N. Meridian Street
                           Indianapolis, Indiana


Item 29.         Principal Underwriters
                 ----------------------

         (a) The Ohio Company acts as principal underwriter for Registrant. The Ohio Company also is the principal underwriter of Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust, Cardinal Government Obligations Fund, Cardinal Balanced Fund and Cardinal Aggressive Growth Fund, and Cardinal Management Corp., a wholly-owned subsidiary of The Ohio Company, is the investment adviser of Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust, Cardinal Government Obligations Fund, Cardinal Balanced Fund and Cardinal Aggressive Growth Fund. The Ohio Company also acts as Sponsor of Cardinal Tax-Exempt Bond Trust, First through Thirty-Fifth Series (there is no Thirteenth Series of this Trust) and as Sponsor of Cardinal GNMA Trust, First, Second and Third Series. The Ohio Company participates as a member of various underwriting and selling groups and as agent of other investment companies. It executes orders for the purchase and sale of securities of investment companies and, from time to time, sells securities to such companies in its capacity as a broker-dealer in securities.

         (b) The Officers and Directors of The Ohio Company and their positions with Registrant are as follows:


Name and Principal            Position and Offices      Positions and Offices
 Business Address               with Underwriter           with Registrant
------------------            --------------------      ---------------------
John F. Wolfe                 Chairman of the Board,
34 South Third Street         President and Chief
Columbus, Ohio 43215          Executive Officer and
                              Director

William C. Wolfe              Director
155 East Broad Street
Columbus, Ohio 43215

H. Keith Allen                Chief Operating Officer,   Chairman and Director,
155 East Broad Street         Secretary, Treasurer and   Member of Executive,
Columbus, Ohio 43215          Director                   Nominating and Investment
                                                         Committees



                                       6C

Name and Principal                 Position and Offices                        Positions and Offices
 Business Address                    with Underwriter                            with Registrant
------------------                 --------------------                        ---------------------
John P. Campbell                   Senior Executive Vice President and
155 East Broad Street              Director
Columbus, Ohio 43215

Daniel A. Fronk                    Senior Executive Vice President and
155 East Broad Street              Director
Columbus, Ohio 43215

Curtis E. Stumpf                   Senior Executive Vice President,
155 East Broad Street              Director and General Sales Manager
Columbus, Ohio 43215

Martin H. Vogtsberger              Senior Executive Vice President and
155 East Broad Street              Director
Columbus, Ohio 43215

Thomas A. Brownfield               Senior Vice President
155 East Broad Street
Columbus, Ohio 43215

James A. Francis                   Senior Vice President/ Compliance
155 East Broad Street
Columbus, Ohio 43215

Jerry L. Greene                    Senior Vice
155 East Broad Street              President/Accounting
Columbus, Ohio 43215

Kenneth S. Koralewski              Senior Vice President & Manager,
155 East Broad Street              Municipal Syndicate & Trading
Columbus, Ohio 43215

Curtis D. Milner                   Senior Vice President
155 East Broad Street
Columbus, Ohio 43215

Frank W. Siegel                    Senior Vice President                       President and Director
155 East Broad Street
Columbus, Ohio 43215

Thomas G. Terry                    Senior Vice President/OTC Trading
155 East Broad Street
Columbus, Ohio 43215

George E. Tootle, Jr.              Senior Vice President/ Operations
155 East Broad Street
Columbus, Ohio 43215

G. Douglas Voelz                   Senior Vice President
155 East Broad Street
Columbus, Ohio 43215



                                       7C

Name and Principal                 Position and Offices                     Positions and Offices
 Business Address                    with Underwriter                         with Registrant
------------------                 --------------------                    ---------------------
John C. Adams                      Vice President/Public Finance-
155 East Broad Street              Negotiated
Columbus, Ohio 43215


William N. Anderson                Vice President/NYSE Floor Broker
155 East Broad Street
Columbus, Ohio 43215

Gary E. Baird                      Vice President/Sales
155 East Broad Street
Columbus, Ohio 43215

John Bevilacqua                    Vice President/Asset Management
155 East Broad Street
Columbus, Ohio 43215

John R. Carle                      Vice President/Cardinal Government
155 East Broad Street              Obligations Fund
Columbus, Ohio 43215

Mark R. Chambers                   Vice President/Public Finance-
155 East Broad Street              Negotiated
Columbus, Ohio  43215

G. John Cooper                     Vice President/Public Finance-
155 East Broad Street              Negotiated
Columbus, Ohio  43215

Robert A. Corea                    Vice President/Corporate Finance
155 East Broad Street
Columbus, Ohio 43215

Albert W. Erickson, III            Vice President/Public Finance -
155 East Broad Street              Negotiated
Columbus, Ohio 43215

Michael Goodman                    Vice President/Municipal Trading
155 East Broad Street
Columbus, Ohio 43215

Douglas W. Hindenlang              Vice President/OTC Trading
155 East Broad Street
Columbus, Ohio 43215

Mark E. Koprucki                   Vice President/Research
155 East Broad Street
Columbus, Ohio 43215

Elwood W. Lewis                    Vice President/Asset Management
155 East Broad Street
Columbus, Ohio 43215

Barry G. McMahon                   Vice President/Asset Management
155 East Broad Street
Columbus, Ohio 43215




                                       8C

Name and Principal                 Position and Offices                    Positions and Offices
 Business Address                    with Underwriter                         with Registrant
------------------                 --------------------                    ---------------------
John R. Merrell                    Vice President/Sales
155 East Broad Street
Columbus, Ohio 43215


Thomas E. Murphy                   Vice President/Corporate Finance
155 East Broad Street
Columbus, Ohio 43215

C. Thomas Pfister                  Vice President/Public Finance-
155 East Broad Street              Negotiated
Columbus, Ohio 43215

Larry J. Rapp                      Vice President/Manager, Technical
155 East Broad Street              Services
Columbus, Ohio 43215

Kara L. Rider                      Vice President/Municipal Trading
155 East Broad Street
Columbus, Ohio 43215

James M. Schrack II                Vice President                            Treasurer
155 East Broad Street
Columbus, Ohio 43215

Richard H. Stillman                Vice President/Public Finance-
155 East Broad Street              Negotiated
Columbus, Ohio 43215

Michael E. Tedesco                 Vice President/Municipal Trading
155 East Broad Street
Columbus, Ohio 43215

James W. Trapp                     Vice President/Sales
155 East Broad Street
Columbus, Ohio 43215

William T. Weldon                  Vice President/Operations
155 East Broad Street
Columbus, Ohio 43215

David C. Will                      Vice President/Asset Management
155 East Broad Street
Columbus, Ohio 43215

Rodney A. Yeager                   Vice President/Tele-communications
155 East Broad Street
Columbus, Ohio 43215

Mark E. Backes                     Assistant Vice President/ Operations
155 East Broad Street
Columbus, Ohio 43215





                                       9C

Name and Principal                 Position and Offices                      Positions and Offices
 Business Address                    with Underwriter                           with Registrant
------------------                 --------------------                      ---------------------
Roger W. Butler                    Assistant Vice President/ Compliance
155 East Broad Street
Columbus, Ohio 43215


James W. Carey                     Assistant Vice President/ Corporate
155 East Broad Street              Finance
Columbus, Ohio 43215

Scott E. Decker                    Assistant Vice President/
155 East Broad Street              Trust-Internal Auditor
Columbus, Ohio 43215

William J. Denehy                  Assistant Vice President/ Corporate
155 East Broad Street              Bond Trading
Columbus, Ohio 43215

Dave G. Duncan                     Assistant Vice President/ Syndicate
155 East Broad Street
Columbus, Ohio 43215

Carolyn A. Garner                  Assistant Vice President
155 East Broad Street
Columbus, Ohio 43215

Charles H. Graves, Sr.             Assistant Vice President/ Sales
155 East Broad Street
Columbus, Ohio 43215

Ronald G. Hall                     Assistant Vice President/ Operations
155 East Broad Street
Columbus, Ohio 43215

Helen J. Huntington                Assistant Vice President/ Operations
155 East Broad Street
Columbus, Ohio 43215

Jon P. Jones                       Assistant Vice President/ Municipal
155 East Broad Street              Trading
Columbus, Ohio 43215

Donna M. Knapp                     Assistant Vice President/ Operations
155 East Broad Street
Columbus, Ohio 43215

Lawrence W. Landenberger           Assistant Vice President/ Operations
155 East Broad Street
Columbus, Ohio 43215

Matthew E. Lee                     Assistant Vice President/ Trading
155 East Broad Street
Columbus, Ohio 43215

Virginia L. McCargish              Assistant Vice President/ Operations
155 East Broad Street
Columbus, Ohio 43215





                                      10C

Name and Principal                 Position and Offices                      Positions and Offices
 Business Address                    with Underwriter                          with Registrant
------------------                 --------------------                     ---------------------
Kevin P. Morrow                    Assistant Vice President/ Research
155 East Broad Street
Columbus, Ohio 43215


Richard D. Oltean                  Assistant Vice President/ Trust-
155 East Broad Street              Qualified Plans
Columbus, Ohio 43215

Mark Ostroske                      Assistant Vice President/ Asset
155 East Broad Street              Management
Columbus, Ohio 43215

E. Eugene Robinson                 Assistant Vice President/ Research
155 East Broad Street
Columbus, Ohio 43215

Michael C. Roney                   Assistant Vice President/ Asset
155 East Broad Street              Management
Columbus, Ohio 43215

David A. Seely, Jr.                Assistant Vice President/ Operations
155 East Broad Street
Columbus, Ohio 43215

Susan H. Shaw                      Assistant Vice President/ National
155 East Broad Street              Syndicate
Columbus, Ohio 43215

Ronald J. Trubinsky                Assistant Vice President/ Corporate
155 East Broad Street              Bond Trading
Columbus, Ohio 43215

Douglas J. Walouke                 Assistant Vice President/ Corporate
155 East Broad Street              Bond Trading
Columbus, Ohio 43215

Richard J. Wayman                  Assistant Vice President/ Research
155 East Broad Street
Columbus, Ohio 43215

Lori A. Wells                      Assistant Vice President/ Technical
155 East Broad Street              Services
Columbus, Ohio 43215





                                      11C

Item 30.         Location of Accounts and Records
                 --------------------------------

                 (1) Cardinal Management Corp., 155 East Broad Street, Columbus, Ohio 43215 (Declaration of Trust, By-Laws and Minute Books).

                 (2) The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215 (records relating to its function as investment adviser, manager and distributor).

                 (3) Cardinal Management Corp., 215 East Capital Street, Columbus, Ohio 43215 (records relating to its functions as dividend and transfer agent).

                 (4) The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its functions as custodian).

Item 31.         Management Services
                 --------------------

                 None.

Item 32.         Undertakings
                 ------------

                 None.





                                      12C

                                SIGNATURES
                                ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Columbus and State of Ohio on the 17th day of January, 1996. Registrant hereby certifies that this Post-Effective Amendment to Registration Statement meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.


                                        THE CARDINAL FUND INC.


                                        By /s/  Frank W. Siegel
                                          --------------------------------
                                                Frank W. Siegel, President





                                      13C

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


         Signature                       Title                            Date
         ---------                       -----                            ----
/s/  Frank W. Siegel              President (Principal              January 17, 1996
--------------------------        Executive Officer and Director)
     Frank W. Siegel

/s/ *H. Keith Allen               Chairman and Director             January 17, 1996
--------------------------
     H. Keith Allen

/s/ *Gordon B. Carson             Director                          January 17, 1996
--------------------------
     Gordon B. Carson

/s/ *John B. Gerlach, Jr.         Director                         January 17, 1996
--------------------------
     John B. Gerlach, Jr.

/s/ *Michael J. Knilans           Director                         January 17, 1996
--------------------------
     Michael J. Knilans

/s/ *James I. Luck                Director                         January 17, 1996
--------------------------
     James I. Luck

/s/ *David L. Nelson              Director                         January 17, 1996
--------------------------
     David L. Nelson

/s/ *C. A. Peterson               Director                         January 17, 1996
--------------------------
     C. A. Peterson

/s/ *Lawrence H. Rogers II        Director                         January 17, 1996
--------------------------
     Lawrence H. Rogers II

/s/ *Joseph H. Stegmayer          Director                         January 17, 1996
--------------------------
     Joseph H. Stegmayer

/s/  James M. Schrack II          Treasurer (Principal             January 17, 1996
--------------------------        Financial and Accounting
     James M. Schrack II          Officer)

*By/s/ James M. Schrack II                                         January 17, 1996
   -----------------------
       James M. Schrack II
       Attorney-in-Fact





                                      14C

                                                                   EXHIBIT INDEX

Exhibit No.                 Description                                                                  Page
-----------        ------------------------------                                                        ----
(10)               Opinion of Counsel with respect to the Shares of Registrant being registered pursuant to Section 24(e)(1) of the Investment Company Act of 1940

(11)               Consent of KPMG Peat Marwick LLP

(17)               Financial Data Schedule

(19)     (a)       Powers of Attorney of Frank W. Siegel, H. Keith Allen, Gordon B. Carson, John B.
                   Gerlach, Jr., Michael J. Knilans, James I. Luck, David L. Nelson, C.A. Peterson,
                   Frank W. Siegel, Joseph H. Stegmayer, Lawrence H. Rogers II and James M. Schrack II.

         (b)       Consent of Baker & Hostetler





                                        15C

     As filed with the Securities and Exchange Commission January 18, 1996


                                            1933 Act Registration No. 2-25538
                                                   1940 Act File No. 811-1428





                                  EXHIBITS TO




                                   FORM N-1A




        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / x /

                        Post-Effective Amendment No. 40          / x /

                                      and

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                 / x /

                               Amendment No. 21                  / x /





                             The Cardinal Fund Inc.
               (Exact Name of Registrant as Specified in Charter)


                             155 East Broad Street
                             Columbus, Ohio  43215
                    (Address of Principal Executive Offices)


                          Registrant's Telephone Number:
                                 (614) 464-5511